UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-07445

                           SEI ASSET ALLOCATION TRUST
               (Exact name of registrant as specified in charter)
                                    --------


                                 SEI Investments
                            One Freedom Valley Drive
                                 Oaks, PA 19456
               (Address of principal executive offices) (Zip code)

                                 SEI Investments
                            One Freedom Valley Drive
                                 Oaks, PA 19456

                                 CT Corporation
                               101 Federal Street
                                Boston, MA 02110
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-342-5734

                     DATE OF FISCAL YEAR END: MARCH 31, 2009

                     DATE OF REPORTING PERIOD: JUNE 30, 2008

ITEM 1.   SCHEDULE OF INVESTMENTS

SCHEDULE OF INVESTMENTS (UNAUDITED)

Diversified Conservative Income Fund
June 30, 2008

                                                        Market Value
Description                                  Shares     ($ Thousands)
-----------------------------------------   ---------   -------------
AFFILIATED INVESTMENT FUNDS - 101.2%

FIXED INCOME FUND - 56.1%
   SEI Institutional Managed Trust
      Core Fixed Income Fund, Class A*      3,018,714   $      29,614
                                                        -------------

Total Fixed Income Fund
   (Cost $31,629) ($ Thousands)                                29,614
                                                        -------------

EQUITY FUNDS - 24.4%
   SEI Institutional Managed Trust
      Large Cap Diversified Alpha Fund,
      Class A                               1,169,558          10,994
   SEI Institutional Managed Trust
      Small Cap Growth Fund, Class A           39,594             638
   SEI Institutional Managed Trust
      Small Cap Value Fund, Class A            39,261             612
   SEI Institutional Managed Trust
      Small/Mid Cap Diversified Alpha
      Fund, Class A                            76,981             639
                                                        -------------

Total Equity Funds
   (Cost $13,638) ($ Thousands)                                12,883
                                                        -------------

MONEY MARKET FUND - 20.7%
   SEI Liquid Asset Trust
      Prime Obligation Fund, Class A,
      2.26%(A)                             10,911,471          10,911
                                                        -------------

Total Money Market Fund
   (Cost $10,911) ($ Thousands)                                10,911
                                                        -------------

Total Investments - 101.2%
   (Cost $56,178) ($ Thousands) +                       $      53,408
                                                        =============

     Percentages are based on Net Assets of $52,800 ($ Thousands)

(A)  Rate shown is the 7-day effective yield as of June 30, 2008.

* The Fund's investment in the SEI Institutional Managed Trust Core Fixed Income Fund, Class A represents greater than 50% of the Fund's total investments. The SEI Institutional Managed Trust Core Fixed Income Fund seeks to have current income consistent with the preservation of capital. For further financial information, available upon request at no charge, on the SEI Institutional Managed Trust Core Fixed Income Fund please go to the Securities Exchange Commission's website at http://www.sec.gov or call 1-800-DIAL-SEI.

+ At June 30, 2008, the tax basis cost of the Fund's investments was $56,299 ($ Thousands), and the unrealized appreciation and depreciation were $27 ($ Thousands) and $(2,918) ($ Thousands) respectively.

     For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

                   SEI Asset Allocation Trust / Quarterly Report / June 30, 2008

SCHEDULE OF INVESTMENTS (UNAUDITED)

Diversified Conservative Income Fund
June 30, 2008

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective April 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of the observable market data and minimize the use of unobservable inputs and to establish classification of the fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

     -    Level 1 - quoted prices in active markets for identical investments

     - Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The valuation techniques used by the Fund to measure fair value during the three months ended June 30, 2008 maximized the use of observable inputs and minimized the use of unobservable inputs.

The following is a summary of the inputs used as of June 30, 2008 in valuing the Fund's investments carried at value:

                                                INVESTMENTS IN   OTHER FINANCIAL
               VALUATION INPUTS                   SECURITIES       INSTRUMENTS*
---------------------------------------------   --------------   ---------------
Level 1 - Quoted prices                         $       53,408                --
Level 2 - Other Significant Observable Inputs               --                --
Level 3 - Significant Unobservable Inputs                   --                --
                                                --------------   ---------------
                    TOTAL                               53,408                --
                                                ==============   ===============

* Other financial instruments are derivative instruments not reflective in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

                   SEI Asset Allocation Trust / Quarterly Report / June 30, 2008

SCHEDULE OF INVESTMENTS (UNAUDITED)

Diversified Conservative Fund
June 30, 2008

                                                        Market Value
Description                                  Shares     ($ Thousands)
-----------------------------------------   ---------   -------------
AFFILIATED INVESTMENT FUNDS - 100.2%

FIXED INCOME FUND - 59.8%
   SEI Institutional Managed Trust
      Core Fixed Income Fund, Class A*      4,100,383   $      40,225
                                                        -------------

Total Fixed Income Fund
   (Cost $42,967) ($ Thousands)                                40,225
                                                        -------------

EQUITY FUNDS - 39.4%
   SEI Institutional International Trust
      International Equity Fund, Class A      441,180           5,285
   SEI Institutional Managed Trust
      Large Cap Diversified Alpha Fund,
      Class A                               1,903,656          17,895
   SEI Institutional Managed Trust
      Small Cap Growth Fund, Class A           68,355           1,101
   SEI Institutional Managed Trust
      Small Cap Value Fund, Class A            68,568           1,069
   SEI Institutional Managed Trust
      Small/Mid Cap Diversified Alpha
      Fund, Class A                           134,846           1,119
                                                        -------------

Total Equity Funds
   (Cost $26,548) ($ Thousands)                                26,469
                                                        -------------

MONEY MARKET FUND - 1.0%
   SEI Liquid Asset Trust
      Prime Obligation Fund, Class A,
      2.26%(A)                                695,327             695
                                                        -------------

Total Money Market Fund
   (Cost $695) ($ Thousands)                                      695
                                                        -------------

Total Investments - 100.2%
   (Cost $70,210) ($ Thousands) +                       $      67,389
                                                        =============

     Percentages are based on Net Assets of $67,278 ($ Thousands)

(A)  Rate shown is the 7-day effective yield as of June 30, 2008.

* The Fund's investment in the SEI Institutional Managed Trust Core Fixed Income Fund, Class A represents greater than 50% of the Fund's total investments. The SEI Institutional Managed Trust Core Fixed Income Fund seeks to have current income consistent with the preservation of capital. For further financial information, available upon request at no charge, on the SEI Institutional Managed Trust Core Fixed Income Fund please go to the Securities Exchange Commission's website at http://www.sec.gov or call 1-800-DIAL-SEI.

+ At June 30, 2008, the tax basis cost of the Fund's investments was $70,297 ($ Thousands), and the unrealized appreciation and depreciation were $1,160 ($ Thousands) and $(4,068) ($ Thousands) respectively.

     For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

                   SEI Asset Allocation Trust / Quarterly Report / June 30, 2008

SCHEDULE OF INVESTMENTS (UNAUDITED)

Diversified Conservative Fund
June 30, 2008

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective April 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of the observable market data and minimize the use of unobservable inputs and to establish classification of the fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

     -    Level 1 - quoted prices in active markets for identical investments

     - Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The valuation techniques used by the Fund to measure fair value during the three months ended June 30, 2008 maximized the use of observable inputs and minimized the use of unobservable inputs.

The following is a summary of the inputs used as of June 30, 2008 in valuing the Fund's investments carried at value:


                                                INVESTMENTS IN   OTHER FINANCIAL
              VALUATION INPUTS                    SECURITIES       INSTRUMENTS*
---------------------------------------------   --------------   ---------------
Level 1 - Quoted prices                         $       67,389                --
Level 2 - Other Significant Observable Inputs               --                --
Level 3 - Significant Unobservable Inputs                   --                --
                                                            --                --
                                                --------------   ---------------
                     TOTAL                              67,389                --
                                                ==============   ===============

* Other financial instruments are derivative instruments not reflective in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

                   SEI Asset Allocation Trust / Quarterly Report / June 30, 2008

SCHEDULE OF INVESTMENTS (UNAUDITED)

Diversified Global Moderate Growth Fund
June 30, 2008

                                                        Market Value
Description                                  Shares     ($ Thousands)
-----------------------------------------   ---------   -------------
AFFILIATED INVESTMENT FUNDS - 100.0%

EQUITY FUNDS - 59.6%
   SEI Institutional International Trust
      Emerging Markets Equity Fund,
      Class A                                 115,276   $       1,801
   SEI Institutional International Trust
      International Equity Fund, Class A    2,071,429          24,816
   SEI Institutional Managed Trust
      Large Cap Diversified Alpha Fund,
      Class A                               7,146,107          67,173
   SEI Institutional Managed Trust
      Small Cap Growth Fund, Class A          244,779           3,943
   SEI Institutional Managed Trust
      Small Cap Value Fund, Class A           254,789           3,972
   SEI Institutional Managed Trust
      Small/Mid Cap Diversified Alpha
      Fund, Class A                           489,532           4,063
                                                        -------------

Total Equity Funds
   (Cost $108,289) ($ Thousands)                              105,768
                                                        -------------

FIXED INCOME FUNDS - 39.4%
   SEI Institutional Managed Trust
      Core Fixed Income Fund, Class A       5,628,718          55,218
   SEI Institutional International Trust
      Emerging Markets Debt Fund,
      Class A                                 711,723           7,259
   SEI Institutional Managed Trust
      High Yield Bond Fund, Class A         1,005,695           7,402
                                                        -------------

Total Fixed Income Funds
   (Cost $74,895) ($ Thousands)                                69,879
                                                        -------------

MONEY MARKET FUND - 1.0%
   SEI Liquid Asset Trust
      Prime Obligation Fund, Class A,
      2.26%(A)                              1,838,526           1,839
                                                        -------------

Total Money Market Fund
   (Cost $1,839) ($ Thousands)                                  1,839
                                                        -------------

Total Investments - 100.0%
   (Cost $185,023) ($ Thousands) +                      $     177,486
                                                        =============

     Percentages are based on Net Assets of $177,455 ($ Thousands)

(A)  Rate shown is the 7-day effective yield as of June 30, 2008.

+ At June 30, 2008, the tax basis cost of the Fund's investments was $186,007 ($ Thousands), and the unrealized appreciation and depreciation were $2,701 ($ Thousands) and $(11,222) ($ Thousands) respectively.

     For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

                   SEI Asset Allocation Trust / Quarterly Report / June 30, 2008

SCHEDULE OF INVESTMENTS (UNAUDITED)

Diversified Global Moderate Growth Fund
June 30, 2008

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective April 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of the observable market data and minimize the use of unobservable inputs and to establish classification of the fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

     -    Level 1 - quoted prices in active markets for identical investments

     - Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The valuation techniques used by the Fund to measure fair value during the three months ended June 30, 2008 maximized the use of observable inputs and minimized the use of unobservable inputs.

The following is a summary of the inputs used as of June 30, 2008 in valuing the Fund's investments carried at value:

                                                INVESTMENTS IN   OTHER FINANCIAL
              VALUATION INPUTS                    SECURITIES       INSTRUMENTS*
---------------------------------------------   --------------   ---------------
Level 1 - Quoted prices                         $      177,486                --
Level 2 - Other Significant Observable Inputs               --                --
Level 3 - Significant Unobservable Inputs                   --                --
                                                --------------   ---------------
                    TOTAL                              177,486                --
                                                ==============   ===============

* Other financial instruments are derivative instruments not reflective in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

                   SEI Asset Allocation Trust / Quarterly Report / June 30, 2008

SCHEDULE OF INVESTMENTS (UNAUDITED)

Diversified Moderate Growth Fund
June 30, 2008

                                                              Market Value
Description                                        Shares     ($ Thousands)
----------------------------------------------   ----------   -------------
AFFILIATED INVESTMENT FUNDS - 100.4%

EQUITY FUNDS - 60.0%
   SEI Institutional International Trust
      International Equity Fund, Class A          1,558,780   $      18,674
   SEI Institutional Managed Trust
      Large Cap Diversified Alpha Fund,
      Class A                                     6,657,594          62,581
   SEI Institutional Managed Trust
      Small Cap Growth Fund, Class A                240,151           3,869
   SEI Institutional Managed Trust
      Small Cap Value Fund, Class A                 246,628           3,845
   SEI Institutional Managed Trust
      Small/Mid Cap Diversified Alpha
      Fund, Class A                                 479,280           3,978
                                                              -------------

Total Equity Funds
   (Cost $95,329)($ Thousands)                                       92,947
                                                              -------------

FIXED INCOME FUND - 39.3%
   SEI Institutional Managed Trust
      Core Fixed Income Fund, Class A             6,212,190          60,942
                                                              -------------

Total Fixed Income Fund
   (Cost $64,767)($ Thousands)                                       60,942
                                                              -------------

MONEY MARKET FUND - 1.1%
   SEI Liquid Asset Trust
      Prime Obligation Fund, Class A,
      2.26%(A)                                    1,640,117           1,640
                                                              -------------
Total Money Market Fund
   (Cost $1,640) ($ Thousands)                                        1,640
                                                              -------------
Total Investments - 100.4%
   (Cost $161,736) ($ Thousands) +                            $     155,529
                                                              =============

      Percentages are based on Net Assets of $154,840 ($ Thousands)

(A)   Rate shown is the 7-day effective yield as of June 30, 2008.

+ At June 30, 2008, the tax basis cost of the Fund's investments was $161,874 ($ Thousands), and the unrealized appreciation and depreciation were $2,731 ($ Thousands) and $(9,076) ($ Thousands) respectively.

      For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

                   SEI Asset Allocation Trust / Quarterly Report / June 30, 2008

SCHEDULE OF INVESTMENTS (UNAUDITED)

Diversified Moderate Growth Fund
June 30, 2008

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective April 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of the observable market data and minimize the use of unobservable inputs and to establish classification of the fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

      -     Level 1 - quoted prices in active markets for identical investments

      - Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

      - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The valuation techniques used by the Fund to measure fair value during the three months ended June 30, 2008 maximized the use of observable inputs and minimized the use of unobservable inputs.

The following is a summary of the inputs used as of June 30, 2008 in valuing the Fund's investments carried at value:

                                                   INVESTMENTS IN   OTHER FINANCIAL
               VALUATION INPUTS                      SECURITIES      INSTRUMENTS *
------------------------------------------------   --------------   ---------------
Level 1 - Quoted prices                            $      155,529                --
Level 2 - Other Significant Observable Inputs                  --                --
Level 3 - Significant Unobservable Inputs                      --                --
                                                   --------------   ---------------
                     TOTAL                                155,529                --
                                                   ==============   ===============

* Other financial instruments are derivative instruments not reflective in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

                   SEI Asset Allocation Trust / Quarterly Report / June 30, 2008

SCHEDULE OF INVESTMENTS (UNAUDITED)

Diversified Global Growth Fund
June 30, 2008

                                                              Market Value
Description                                        Shares     ($ Thousands)
----------------------------------------------   ----------   -------------
AFFILIATED INVESTMENT FUNDS - 100.3%

EQUITY FUNDS - 80.0%
   SEI Institutional International Trust
      Emerging Markets Equity Fund,
      Class A                                       277,868   $       4,340
   SEI Institutional International Trust
      International Equity Fund, Class A          3,168,324          37,957
   SEI Institutional Managed Trust
      Large Cap Diversified Alpha Fund,
      Class A*                                   11,388,243         107,049
   SEI Institutional Managed Trust
      Small Cap Growth Fund, Class A                398,704           6,423
   SEI Institutional Managed Trust
      Small Cap Value Fund, Class A                 414,373           6,460
   SEI Institutional Managed Trust
      Small/Mid Cap Diversified Alpha
      Fund, Class A                                 795,508           6,603
                                                              -------------

Total Equity Funds
   (Cost $172,696) ($ Thousands)                                    168,832
                                                              -------------

FIXED INCOME FUNDS - 19.3%
   SEI Institutional Managed Trust
      Core Fixed Income Fund, Class A             3,272,897          32,107
   SEI Institutional International Trust
      Emerging Markets Debt Fund,
      Class A                                       416,734           4,251
   SEI Institutional Managed Trust
      High Yield Bond Fund, Class A                 596,343           4,389
                                                              -------------

Total Fixed Income Funds
   (Cost $43,725) ($ Thousands)                                      40,747
                                                              -------------

MONEY MARKET FUND - 1.0%
   SEI Liquid Asset Trust
      Prime Obligation Fund, Class A,
      2.26%(A)                                    2,203,514           2,204
                                                              -------------

Total Money Market Fund
   (Cost $2,204) ($ Thousands)                                        2,204
                                                              -------------

Total Investments - 100.3%
   (Cost $218,625) ($ Thousands) +                            $     211,783
                                                              =============

      Percentages are based on Net Assets of $211,098 ($ Thousands)

(A)   Rate shown is the 7-day effective yield as of June 30, 2008.

* The Fund's investment in the SEI Institutional Managed Trust Large Cap Diversified Alpha Fund, Class A represents greater than 50% of the Fund's total investments. The SEI Institutional Managed Trust Large Cap Diversified Alpha Fund seeks to provide capital appreciation. Since the investment in the SEI Institutional Managed Trust Large cap Diversified Alpha Funds represents greater than 75% of the total investments of certain other funds included in this filing, the Schedule of Investments as of June 30, 2008 for the SEI Institutional Managed Trust Large Cap Diversified Alpha Fund is included at the back of this filing. For further financial information, available upon request at no charge, on the SEI Institutional Managed Trust Large Cap Diversified Alpha Fund please go to the Securities Exchange Commission's website at http://www.sec.gov or call 1-800-DIAL-SEI.

+ At June 30, 2008, the tax basis cost of the Fund's investments was $219,062 ($ Thousands), and the unrealized appreciation and depreciation were $4,843 ($ Thousands) and $(12,122) ($ Thousands) respectively.

      For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

                   SEI Asset Allocation Trust / Quarterly Report / June 30, 2008

SCHEDULE OF INVESTMENTS (UNAUDITED)

Diversified Global Growth Fund
June 30, 2008

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective April 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of the observable market data and minimize the use of unobservable inputs and to establish classification of the fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

      -     Level 1 - quoted prices in active markets for identical investments

      - Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

      - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The valuation techniques used by the Fund to measure fair value during the three months ended June 30, 2008 maximized the use of observable inputs and minimized the use of unobservable inputs.

The following is a summary of the inputs used as of June 30, 2008 in valuing the Fund's investments carried at value:

                                                   INVESTMENTS IN   OTHER FINANCIAL
                VALUATION INPUTS                     SECURITIES      INSTRUMENTS *
------------------------------------------------   --------------   ---------------
Level 1 - Quoted prices                            $      211,783                --
Level 2 - Other Significant Observable Inputs                  --                --
Level 3 - Significant Unobservable Inputs                      --                --
                                                   --------------   ---------------
                     TOTAL                                211.783                --
                                                   ==============   ===============

* Other financial instruments are derivative instruments not reflective in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

                   SEI Asset Allocation Trust / Quarterly Report / June 30, 2008

SCHEDULE OF INVESTMENTS (UNAUDITED)

Diversified Global Stock Fund
June 30, 2008

                                                              Market Value
Description                                        Shares     ($ Thousands)
----------------------------------------------   ----------   -------------
AFFILIATED INVESTMENT FUNDS - 100.6%

EQUITY FUNDS - 99.5%
   SEI Institutional International Trust
      Emerging Markets Equity Fund,
      Class A                                       126,011   $       1,968
   SEI Institutional International Trust
      International Equity Fund, Class A          1,894,623          22,698
   SEI Institutional Managed Trust
      Large Cap Diversified Alpha Fund,
      Class A*                                    6,962,192          65,445
   SEI Institutional Managed Trust
      Small Cap Growth Fund, Class A                189,449           3,052
   SEI Institutional Managed Trust
      Small Cap Value Fund, Class A                 189,054           2,947
   SEI Institutional Managed Trust
      Small/Mid Cap Diversified Alpha
      Fund, Class A                                 367,940           3,054
                                                              -------------

Total Equity Funds
   (Cost $103,118) ($ Thousands)                                     99,164
                                                              -------------

MONEY MARKET FUND - 1.1%
   SEI Liquid Asset Trust
      Prime Obligation Fund, Class A,
      2.26%(A)                                    1,056,250           1,056
                                                              -------------

Total Money Market Fund
   (Cost $1,056) ($ Thousands)                                        1,056
                                                              -------------

Total Investments - 100.6%
   (Cost $104,174) ($ Thousands) +                            $     100,220
                                                              =============

      Percentages are based on Net Assets of $99,635 ($ Thousands)

(A)   Rate shown is the 7-day effective yield as of June 30, 2008.

* The Fund's investment in the SEI Institutional Managed Trust Large Cap Diversified Alpha Fund, Class A represents greater than 50% of the Fund's total investments. The SEI Institutional Managed Trust Large Cap Diversified Alpha Fund seeks to provide capital appreciation. Since the investment in the SEI Institutional Managed Trust Large Cap Diversified Alpha Funds represents greater than 75% of the total investments of certain other funds included in this filing, the Schedule of Investments as of June 30, 2008 for the SEI Institutional Managed Trust Large Cap Diversified Alpha Fund is included at the back of this filing. For further financial information, available upon request at no charge, on the SEI Institutional Managed Trust Large Cap Diversified Alpha Fund please go to the Securities Exchange Commission's website at http://www.sec.gov or call 1-800-DIAL-SEI.

+ At June 30, 2008, the tax basis cost of the Fund's investments was $104,577 ($ Thousands), and the unrealized appreciation and depreciation were $802 ($ Thousands) and $(5,159) ($ Thousands) respectively.

      For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

                   SEI Asset Allocation Trust / Quarterly Report / June 30, 2008

SCHEDULE OF INVESTMENTS (UNAUDITED)

Diversified Global Stock Fund
June 30, 2008

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective April 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of the observable market data and minimize the use of unobservable inputs and to establish classification of the fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

      -     Level 1 - quoted prices in active markets for identical investments

      - Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

      - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The valuation techniques used by the Fund to measure fair value during the three months ended June 30, 2008 maximized the use of observable inputs and minimized the use of unobservable inputs.

The following is a summary of the inputs used as of June 30, 2008 in valuing the Fund's investments carried at value:

                                                   INVESTMENTS IN   OTHER FINANCIAL
                VALUATION INPUTS                     SECURITIES      INSTRUMENTS *
------------------------------------------------   --------------   ---------------
Level 1 - Quoted prices                            $      100,220                --
Level 2 - Other Significant Observable Inputs                  --                --
Level 3 - Significant Unobservable Inputs                      --                --
                                                   --------------   ---------------
                     TOTAL                                100,220                --
                                                   ==============   ===============

* Other financial instruments are derivative instruments not reflective in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

                   SEI Asset Allocation Trust / Quarterly Report / June 30, 2008

SCHEDULE OF INVESTMENTS (UNAUDITED)

Diversified U.S. Stock Fund
June 30, 2008

                                                      Market Value
Description                                Shares    ($ Thousands)
--------------------------------------    ---------  --------------
AFFILIATED INVESTMENT FUNDS - 100.1%

EQUITY FUNDS - 99.0%
   SEI Institutional Managed Trust
     Large Cap Diversified Alpha Fund,
     Class A*                             5,669,931  $       53,298
   SEI Institutional Managed Trust
     Small Cap Growth Fund, Class A         154,426           2,488
   SEI Institutional Managed Trust
     Small Cap Value Fund, Class A          154,016           2,401
   SEI Institutional Managed Trust
     Small/Mid Cap Diversified Alpha
     Fund, Class A                          299,919           2,489
                                                     --------------

Total Equity Funds
   (Cost $64,879) ($ Thousands)                              60,676
                                                     --------------

MONEY MARKET FUND - 1.1%
   SEI Liquid Asset Trust
     Prime Obligation Fund, Class A,
     2.26%(A)                               643,046             643
                                                     --------------

Total Money Market Fund
   (Cost $643) ($ Thousands)                                    643
                                                     --------------

Total Investments - 100.1%
   (Cost $65,522) ($ Thousands) +                    $       61,319
                                                     ==============


      Percentages are based on Net Assets of $61,228 ($ Thousands)

(A)   Rate shown is the 7-day effective yield as of June 30, 2008.

* The Fund's investment in the SEI Institutional Managed Trust Large Cap Diversified Alpha Fund, Class A represents greater than 50% of the Fund's total investments. The SEI Institutional Managed Trust Large Cap Diversified Alpha Fund seeks to provide capital appreciation. Since the investment in the SEI Institutional Managed Trust Large Cap Diversified Alpha Funds represents greater than 75% of the total investments of certain other funds included in this filing, the Schedule of Investments as of June 30, 2008 for the SEI Institutional Managed Trust Large Cap Diversified Alpha Fund is included at the back of this filing. For further financial information, available upon request at no charge, on the SEI Institutional Managed Trust Large Cap Diversified Alpha Fund please go to the Securities Exchange Commission's website at http://www.sec.gov or call 1-800-DIAL-SEI.

+ At June 30, 2008, the tax basis cost of the Fund's investments was $65,571 ($ Thousands), and the unrealized appreciation and depreciation were $0 ($ Thousands) and $(4,252) ($ Thousands) respectively.

      For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

                   SEI Asset Allocation Trust / Quarterly Report / June 30, 2008

SCHEDULE OF INVESTMENTS (UNAUDITED)

Diversified U.S. Stock Fund
June 30, 2008

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective April 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of the observable market data and minimize the use of unobservable inputs and to establish classification of the fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

      -     Level 1 - quoted prices in active markets for identical investments

      - Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

      - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The valuation techniques used by the Fund to measure fair value during the three months ended June 30, 2008 maximized the use of observable inputs and minimized the use of unobservable inputs.

The following is a summary of the inputs used as of June 30, 2008 in valuing the Fund's investments carried at value:

                                               INVESTMENTS IN  OTHER FINANCIAL
              VALUATION INPUTS                   SECURITIES      INSTRUMENTS*
---------------------------------------------  --------------  ---------------
Level 1 - Quoted prices                        $       61,319               --
Level 2 - Other Significant Observable Inputs              --               --
Level 3 - Significant Unobservable Inputs                  --               --
                                               --------------  ---------------
                    TOTAL                              61,319               --
                                               ==============  ===============

* Other financial instruments are derivative instruments not reflective in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

                   SEI Asset Allocation Trust / Quarterly Report / June 30, 2008

SCHEDULE OF INVESTMENTS (UNAUDITED)

Defensive Strategy Fund
June 30, 2008

                                                     Market Value
Description                                Shares    ($ Thousands)
-------------------------------------   -----------  -------------
AFFILIATED INVESTMENT FUNDS - 98.1%

FIXED INCOME FUNDS - 29.4%
   SEI Institutional Managed Trust
     Core Fixed Income Fund, Class A        499,527  $       4,900
   SEI Institutional Managed Trust
     Enhanced Income Fund, Class A          491,411          4,329
   SEI Institutional Managed Trust
     High Yield Bond Fund, Class A          629,843          4,636
                                                     -------------

Total Fixed Income Funds
   (Cost $15,073) ($ Thousands)                             13,865
                                                     -------------

EQUITY FUNDS - 5.0%
   SEI Institutional Managed Trust
     Global Managed Volatility Fund,
     Class A                                 38,906            371
   SEI Institutional Managed Trust
     Real Estate Fund, Class A               26,458            369
   SEI Institutional Managed Trust
     U.S. Managed Volatility Fund,
     Class A                                138,863          1,631
                                                     -------------

Total Equity Funds
   (Cost $2,044) ($ Thousands)                               2,371
                                                     -------------

MONEY MARKET FUND - 63.7%
   SEI Liquid Asset Trust
     Prime Obligation Fund, Class A,
     2.26%*(A)                           30,105,063         30,105
                                                     -------------

Total Money Market Fund
   (Cost $30,105) ( $ Thousands)                            30,105
                                                     -------------

Total Investments - 98.1%
   (Cost $47,222) ($ Thousands) +                    $      46,341
                                                     =============

      Percentages are based on Net Assets of $47,252 ($ Thousands)

(A)   Rate shown is the 7-day effective yield as of June 30, 2008.

* The Fund's investment in the SEI Liquid Asset Trust Prime Obligation Fund, Class A represents greater than 50% of the Fund's total investments. The SEI Liquid Asset Trust Prime Obligation Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income. For further financial information, available upon request at no charge, on the SEI Liquid Asset Trust Prime Obligation Fund please go to the Securities Exchange Commission's website at http://www.sec.gov or call 1-800-DIAL-SEI.

+ At June 30, 2008, the tax basis cost of the Fund's investments was $47,375 ($ Thousands), and the unrealized appreciation and depreciation were $344 ($ Thousands) and $(1,378) ($ Thousands) respectively.

      For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

                   SEI Asset Allocation Trust / Quarterly Report / June 30, 2008

SCHEDULE OF INVESTMENTS (UNAUDITED)

Defensive Strategy Fund
June 30, 2008

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective April 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of the observable market data and minimize the use of unobservable inputs and to establish classification of the fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

      -     Level 1 - quoted prices in active markets for identical investments

      - Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

      - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The valuation techniques used by the Fund to measure fair value during the three months ended June 30, 2008 maximized the use of observable inputs and minimized the use of unobservable inputs.

The following is a summary of the inputs used as of June 30, 2008 in valuing the Fund's investments carried at value:

                                                INVESTMENTS IN  OTHER FINANCIAL
              VALUATION INPUTS                    SECURITIES      INSTRUMENTS*
---------------------------------------------   --------------  ---------------
Level 1 - Quoted prices                         $       46,341               --
Level 2 - Other Significant Observable Inputs               --               --
Level 3 - Significant Unobservable Inputs                   --               --
                                                --------------  ---------------
                    TOTAL                               46,341               --
                                                ==============  ===============

* Other financial instruments are derivative instruments not reflective in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

                   SEI Asset Allocation Trust / Quarterly Report / June 30, 2008

SCHEDULE OF INVESTMENTS (UNAUDITED)

Defensive Strategy Allocation Fund
June 30, 2008

                                                   Market Value
Description                             Shares    ($ Thousands)
------------------------------------   --------   -------------
AFFILIATED INVESTMENT FUNDS - 99.5%

EQUITY FUNDS - 58.4%
   SEI Institutional Managed Trust
     Real Estate Fund, Class A          215,715   $       3,009
   SEI Institutional Managed Trust
     U.S. Managed Volatility Fund,
     Class A                            570,996           6,704
                                                  -------------

Total Equity Funds
   (Cost $9,320) ($ Thousands)                            9,713
                                                  -------------

FIXED INCOME FUND - 40.8%
   SEI Institutional Managed Trust
     High Yield Bond Fund, Class A      922,771           6,792
                                                  -------------

Total Fixed Income Fund
   (Cost $7,746) ($ Thousands)                            6,792
                                                  -------------

MONEY MARKET FUND - 0.3%
   SEI Liquid Asset Trust
     Prime Obligation Fund, Class A,
     2.26%(A)                            43,237              43
                                                  -------------

Total Money Market Fund
   (Cost $43) ($ Thousands)                                  43
                                                  -------------

Total Investments - 99.5%
   (Cost $17,109) ($ Thousands) +                 $      16,548
                                                  =============

      Percentages are based on Net Assets of $16,629 ($ Thousands)

(A)   Rate shown is the 7-day effective yield as of June 30, 2008.

+ At June 30, 2008, the tax basis cost of the Fund's investments was $17,170 ($ Thousands), and the unrealized appreciation and depreciation were $415 ($ Thousands) and $(1,037) ($ Thousands) respectively.

      For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

                   SEI Asset Allocation Trust / Quarterly Report / June 30, 2008

SCHEDULE OF INVESTMENTS (UNAUDITED)

Defensive Strategy Allocation Fund
June 30, 2008

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective April 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of the observable market data and minimize the use of unobservable inputs and to establish classification of the fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

      -     Level 1 - quoted prices in active markets for identical investments

      - Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

      - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The valuation techniques used by the Fund to measure fair value during the three months ended June 30, 2008 maximized the use of observable inputs and minimized the use of unobservable inputs.

The following is a summary of the inputs used as of June 30, 2008 in valuing the Fund's investments carried at value:

                                                INVESTMENTS IN   OTHER FINANCIAL
              VALUATION INPUTS                    SECURITIES      INSTRUMENTS*
---------------------------------------------   --------------   ---------------
Level 1 - Quoted prices                         $       16,548                --
Level 2 - Other Significant Observable Inputs               --                --
Level 3 - Significant Unobservable Inputs                   --                --
                                                --------------   ---------------
                    TOTAL                               16,548                --
                                                ==============   ===============

* Other financial instruments are derivative instruments not reflective in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

                   SEI Asset Allocation Trust / Quarterly Report / June 30, 2008

SCHEDULE OF INVESTMENTS (UNAUDITED)

Conservative Strategy Fund
June 30, 2008

                                                            Market Value
Description                                      Shares     ($ Thousands)
--------------------------------------------   ----------   -------------
AFFILIATED INVESTMENT FUNDS - 99.7%

FIXED INCOME FUNDS - 66.1%
   SEI Institutional Managed Trust
     Core Fixed Income Fund, Class A            1,267,568   $      12,435
   SEI Institutional Managed Trust
     Enhanced Income Fund, Class A              2,213,661          19,502
   SEI Institutional Managed Trust
     High Yield Bond Fund, Class A              2,683,930          19,754
   SEI Daily Income Trust
     Ultra Short Bond Fund, Class A             3,561,151          33,653
                                                            -------------

Total Fixed Income Funds
   (Cost $91,143) ($ Thousands)                                    85,344
                                                            -------------

EQUITY FUNDS - 33.3%
   SEI Institutional Managed Trust
     Global Managed Volatility Fund,
     Class A                                    1,343,966          12,821
   SEI Institutional Managed Trust
     Real Estate Fund, Class A                    503,417           7,023
   SEI Institutional Managed Trust
     U.S. Managed Volatility Fund,
     Class A                                    1,979,268          23,237
                                                            -------------

Total Equity Funds
   (Cost $41,265) ($ Thousands)                                    43,081
                                                            -------------

MONEY MARKET FUND - 0.3%
   SEI Liquid Asset Trust
     Prime Obligation Fund, Class A,
     2.26%(A)                                     349,126             349
                                                            -------------

Total Money Market Fund
   (Cost $349) ($ Thousands)                                          349
                                                            -------------

Total Investments - 99.7%
   (Cost $132,757) ($ Thousands) +                          $     128,774
                                                            =============

      Percentages are based on Net Assets of $129,153 ($ Thousands)

(A)   Rate shown is the 7-day effective yield as of June 30, 2008.

+ At June 30, 2008, the tax basis cost of the Fund's investments was $132,920 ($Thousands), and the unrealized appreciation and depreciation were $2,526 ($ Thousands) and $(6,672) ($ Thousands) respectively.

      For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

                   SEI Asset Allocation Trust / Quarterly Report / June 30, 2008

SCHEDULE OF INVESTMENTS (UNAUDITED)

Conservative Strategy Fund
June 30, 2008

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective April 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of the observable market data and minimize the use of unobservable inputs and to establish classification of the fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

      -     Level 1 - quoted prices in active markets for identical investments

      - Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

      - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The valuation techniques used by the Fund to measure fair value during the three months ended June 30, 2008 maximized the use of observable inputs and minimized the use of unobservable inputs.

The following is a summary of the inputs used as of June 30, 2008 in valuing the Fund's investments carried at value:

                                                INVESTMENTS IN   OTHER FINANCIAL
              VALUATION INPUTS                    SECURITIES       INSTRUMENTS*
---------------------------------------------   --------------   ---------------
Level 1 - Quoted prices                         $      128,774                --
Level 2 - Other Significant Observable Inputs               --                --
Level 3 - Significant Unobservable Inputs                   --                --
                                                --------------   ---------------
                    TOTAL                              128,774                --
                                                ==============   ===============

* Other financial instruments are derivative instruments not reflective in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

                   SEI Asset Allocation Trust / Quarterly Report / June 30, 2008

SCHEDULE OF INVESTMENTS (UNAUDITED)

Conservative Strategy Allocation Fund
June 30, 2008

                                                     Market Value
Description                               Shares     ($ Thousands)
------------------------------------    ----------   -------------
AFFILIATED INVESTMENT FUNDS - 100.2%

EQUITY FUNDS - 65.9%
   SEI Institutional Managed Trust
     Real Estate Fund, Class A             561,181   $       7,829
   SEI Institutional Managed Trust
     U.S. Managed Volatility Fund,
     Class A                             1,513,058          17,763
                                                     -------------

Total Equity Funds
   (Cost $23,424) ($ Thousands)                             25,592
                                                     -------------

FIXED INCOME FUND - 34.0%
   SEI Institutional Managed Trust
     High Yield Bond Fund, Class A       1,791,088          13,182
                                                     -------------

Total Fixed Income Fund
   (Cost $15,269) ($ Thousands)                             13,182
                                                     -------------

MONEY MARKET FUND - 0.3%
   SEI Liquid Asset Trust
     Prime Obligation Fund, Class A,
     2.26%(A)                               97,691              98
                                                     -------------

Total Money Market Fund
   (Cost $98) ($ Thousands)                                     98
                                                     -------------

Total Investments - 100.2%
   (Cost $38,791) ($ Thousands) +                    $      38,872
                                                     =============

      Percentages are based on Net Assets of $38,792 ($ Thousands)

(A)   Rate shown is the 7-day effective yield as of June 30, 2008.

+ At June 30, 2008, the tax basis cost of the Fund's investments was $38,983 ($ Thousands), and the unrealized appreciation and depreciation were $1,976 ($ Thousands) and $(2,087) ($ Thousands) respectively.

      For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

                   SEI Asset Allocation Trust / Quarterly Report / June 30, 2008

SCHEDULE OF INVESTMENTS (UNAUDITED)

Conservative Strategy Allocation Fund
June 30, 2008

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective April 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of the observable market data and minimize the use of unobservable inputs and to establish classification of the fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

      -     Level 1 - quoted prices in active markets for identical investments

      - Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

      - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The valuation techniques used by the Fund to measure fair value during the three months ended June 30, 2008 maximized the use of observable inputs and minimized the use of unobservable inputs.

The following is a summary of the inputs used as of June 30, 2008 in valuing the Fund's investments carried at value:

                                                INVESTMENTS IN   OTHER FINANCIAL
              VALUATION INPUTS                    SECURITIES       INSTRUMENTS*
---------------------------------------------   --------------   ---------------
Level 1 - Quoted prices                         $       38,872                --
Level 2 - Other Significant Observable Inputs               --                --
Level 3 - Significant Unobservable Inputs                   --                --
                                                --------------   ---------------
                    TOTAL                               38,872                --
                                                ==============   ===============

* Other financial instruments are derivative instruments not reflective in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

                   SEI Asset Allocation Trust / Quarterly Report / June 30, 2008

SCHEDULE OF INVESTMENTS (UNAUDITED)

Moderate Strategy Fund
June 30, 2008

                                                     Market Value
Description                               Shares     ($ Thousands)
------------------------------------    ----------   -------------
AFFILIATED INVESTMENT FUNDS - 100.3%

FIXED INCOME FUNDS - 54.5%
   SEI Institutional Managed Trust
     Core Fixed Income Fund, Class A     9,189,874   $      90,153
   SEI Institutional Managed Trust
     Enhanced Income Fund, Class A      10,092,788          88,917
   SEI Institutional Managed Trust
     High Yield Bond Fund, Class A       9,638,343          70,938
                                                     -------------

Total Fixed Income Funds
   (Cost $274,945) ($ Thousands)                           250,008
                                                     -------------

EQUITY FUNDS - 45.5%
   SEI Institutional Managed Trust
     Global Managed Volatility Fund,
     Class A                             7,247,723          69,143
   SEI Institutional Managed Trust
     Large Cap Growth Fund, Class A      1,087,617          23,221
   SEI Institutional Managed Trust
     Large Cap Value Fund, Class A       1,264,413          21,495
   SEI Institutional Managed Trust
     Real Estate Fund, Class A           1,808,939          25,235
   SEI Institutional Managed Trust
     U.S. Managed Volatility Fund,
     Class A                             5,946,109          69,807
                                                     -------------

Total Equity Funds
   (Cost $207,944) ($ Thousands)                           208,901
                                                     -------------

MONEY MARKET FUND - 0.3%
   SEI Liquid Asset Trust
     Prime Obligation Fund, Class A,
     2.26%(A)                            1,189,094           1,189
                                                     -------------

Total Money Market Fund
   (Cost $1,189) ($ Thousands)                               1,189
                                                     -------------

Total Investments - 100.3%
   (Cost $484,078) ($ Thousands) +                   $     460,098
                                                     =============

      Percentages are based on Net Assets of $458,671 ($ Thousands)

(A)   Rate shown is the 7-day effective yield as of June 30, 2008.

+ At June 30, 2008, the tax basis cost of the Fund's investments was $484,462 ($ Thousands), and the unrealized appreciation and depreciation were $10,468 ($ Thousands) and $(34,832) ($ Thousands) respectively.

      For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

                   SEI Asset Allocation Trust / Quarterly Report / June 30, 2008

SCHEDULE OF INVESTMENTS (UNAUDITED)

Moderate Strategy Fund
June 30, 2008

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective April 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of the observable market data and minimize the use of unobservable inputs and to establish classification of the fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

      -     Level 1 - quoted prices in active markets for identical investments

      - Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

      - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The valuation techniques used by the Fund to measure fair value during the three months ended June 30, 2008 maximized the use of observable inputs and minimized the use of unobservable inputs.

The following is a summary of the inputs used as of June 30, 2008 in valuing the Fund's investments carried at value:

                                                INVESTMENTS IN   OTHER FINANCIAL
              VALUATION INPUTS                    SECURITIES       INSTRUMENTS*
---------------------------------------------   --------------   ---------------
Level 1 - Quoted prices                         $      460,098                --
Level 2 - Other Significant Observable Inputs               --                --
Level 3 - Significant Unobservable Inputs                   --                --
                                                --------------   ---------------
                    TOTAL                              460,098                --
                                                ==============   ===============

* Other financial instruments are derivative instruments not reflective in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

                   SEI Asset Allocation Trust / Quarterly Report / June 30, 2008

SCHEDULE OF INVESTMENTS (UNAUDITED)

Moderate Strategy Allocation Fund
June 30, 2008

                                                         Market Value
Description                                   Shares     ($ Thousands)
----------------------------------------    ----------   -------------
AFFILIATED INVESTMENT FUNDS - 100.2%

EQUITY FUNDS - 81.6%
   SEI Institutional International Trust
     International Equity Fund, Class A        866,412   $      10,380
   SEI Institutional Managed Trust
     Real Estate Fund, Class A                 687,922           9,597
   SEI Institutional Managed Trust
     Tax-Managed Large Cap Fund,
     Class A                                 1,645,912          20,442
   SEI Institutional Managed Trust
     U.S. Managed Volatility Fund,
     Class A                                 4,626,589          54,316
                                                         -------------

Total Equity Funds
   (Cost $89,397) ($ Thousands)                                 94,735
                                                         -------------

FIXED INCOME FUND - 18.3%
   SEI Institutional Managed Trust
     High Yield Bond Fund, Class A           2,890,743          21,276
                                                         -------------

Total Fixed Income Fund
   (Cost $24,565) ($ Thousands)                                 21,276
                                                         -------------

MONEY MARKET FUND - 0.3%
   SEI Liquid Asset Trust
     Prime Obligation Fund, Class A,
     2.26%(A)                                  308,438             308
                                                         -------------

Total Money Market Fund
   (Cost $308) ($ Thousands)                                       308
                                                         -------------

Total Investments - 100.2%
   (Cost $114,270) ($ Thousands) +                       $     116,319
                                                         =============

      Percentages are based on Net Assets of $116,139 ($ Thousands)

(A)   Rate shown is the 7-day effective yield as of June 30, 2008.

+ At June 30, 2008, the tax basis cost of the Fund's investments was $114,450 ($ Thousands), and the unrealized appreciation and depreciation were $5,198 ($ Thousands) and $(3,329) ($ Thousands) respectively.

      For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

                   SEI Asset Allocation Trust / Quarterly Report / June 30, 2008

SCHEDULE OF INVESTMENTS (UNAUDITED)

Moderate Strategy Allocation Fund
June 30, 2008

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective April 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of the observable market data and minimize the use of unobservable inputs and to establish classification of the fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

      -     Level 1 - quoted prices in active markets for identical investments

      - Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

      - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The valuation techniques used by the Fund to measure fair value during the three months ended June 30, 2008 maximized the use of observable inputs and minimized the use of unobservable inputs.

The following is a summary of the inputs used as of June 30, 2008 in valuing the Fund's investments carried at value:

                                                INVESTMENTS IN   OTHER FINANCIAL
              VALUATION INPUTS                    SECURITIES       INSTRUMENTS*
---------------------------------------------   --------------   ---------------
Level 1 - Quoted prices                         $      116,319                --
Level 2 - Other Significant Observable Inputs               --                --
Level 3 - Significant Unobservable Inputs                   --                --
                                                --------------   ---------------
                    TOTAL                              116,319                --
                                                ==============   ===============

* Other financial instruments are derivative instruments not reflective in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

                   SEI Asset Allocation Trust / Quarterly Report / June 30, 2008

SCHEDULE OF INVESTMENTS (UNAUDITED)

Aggressive Strategy Fund
June 30, 2008

                                                          Market Value
Description                                    Shares     ($ Thousands)
----------------------------------------    -----------   -------------
AFFILIATED INVESTMENT FUNDS - 100.1%

EQUITY FUNDS - 79.2%
   SEI Institutional International Trust
     Emerging Markets Equity Fund,
     Class A                                    550,819   $       8,604
   SEI Institutional International Trust
     International Equity Fund, Class A       6,426,895          76,994
   SEI Institutional Managed Trust
     Large Cap Diversified Alpha Fund,
     Class A                                 21,705,463         204,031
   SEI Institutional Managed Trust
     Small Cap Growth Fund, Class A           1,094,515          17,633
   SEI Institutional Managed Trust
     Small Cap Value Fund, Class A            1,093,643          17,050
   SEI Institutional Managed Trust
     Small/Mid Cap Diversified Alpha
     Fund, Class A                            2,142,903          17,786
                                                          -------------

Total Equity Funds
   (Cost $373,975) ($ Thousands)                                342,098
                                                          -------------

FIXED INCOME FUNDS - 20.6%
   SEI Institutional International Trust
     Emerging Markets Debt Fund,
     Class A                                  4,304,692          43,908
   SEI Institutional Managed Trust
     High Yield Bond Fund, Class A            6,117,569          45,025
                                                          -------------

Total Fixed Income Funds
   (Cost $97,797) ($ Thousands)                                  88,933
                                                          -------------

MONEY MARKET FUND - 0.3%
   SEI Liquid Asset Trust
     Prime Obligation Fund, Class A,
     2.26%(A)                                 1,200,005           1,200
                                                          -------------

Total Money Market Fund
   (Cost $1,200) ($ Thousands)                                    1,200
                                                          -------------

Total Investments - 100.1%
   (Cost $472,972) ($ Thousands) +                        $     432,231
                                                          =============

      Percentages are based on Net Assets of $431,661 ($ Thousands)

(A)   Rate shown is the 7-day effective yield as of June 30, 2008.

+ At June 30, 2008, the tax basis cost of the Fund's investments was $476,200 ($ Thousands), and the unrealized appreciation and depreciation were $160 ($ Thousands) and $(44,129) ($ Thousands) respectively.

      For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

                   SEI Asset Allocation Trust / Quarterly Report / June 30, 2008

SCHEDULE OF INVESTMENTS (UNAUDITED)

Aggressive Strategy Fund
June 30, 2008

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective April 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of the observable market data and minimize the use of unobservable inputs and to establish classification of the fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

      -     Level 1 - quoted prices in active markets for identical investments

      - Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

      - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The valuation techniques used by the Fund to measure fair value during the three months ended June 30, 2008 maximized the use of observable inputs and minimized the use of unobservable inputs.

The following is a summary of the inputs used as of June 30, 2008 in valuing the Fund's investments carried at value:

                                                INVESTMENTS IN   OTHER FINANCIAL
              VALUATION INPUTS                    SECURITIES       INSTRUMENTS*
---------------------------------------------   --------------   ---------------
Level 1 - Quoted prices                         $      432,231                --
Level 2 - Other Significant Observable Inputs               --                --
Level 3 - Significant Unobservable Inputs                   --                --
                                                --------------   ---------------
                    TOTAL                              432,231                --
                                                ==============   ===============

* Other financial instruments are derivative instruments not reflective in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

                   SEI Asset Allocation Trust / Quarterly Report / June 30, 2008

SCHEDULE OF INVESTMENTS (UNAUDITED)

Tax-Managed Aggressive Strategy Fund
June 30, 2008

                                                         Market Value
Description                                   Shares     ($ Thousands)
----------------------------------------    ----------   -------------
AFFILIATED INVESTMENT FUNDS - 100.0%

EQUITY FUNDS - 87.6%
   SEI Institutional International Trust
     Emerging Markets Equity Fund,
     Class A                                   109,148   $       1,705
   SEI Institutional International Trust
     International Equity Fund, Class A      1,117,144          13,383
   SEI Institutional Managed Trust
     Tax-Managed Large Cap Fund,
     Class A*                                3,759,042          46,687
   SEI Institutional Managed Trust
     Tax-Managed Small Cap Fund,
     Class A                                 1,073,928          12,039
                                                         -------------

Total Equity Funds
   (Cost $70,793) ($ Thousands)                                 73,814
                                                         -------------

FIXED INCOME FUNDS - 12.1%
   SEI Institutional International Trust
     Emerging Markets Debt Fund,
     Class A                                   503,938           5,140
   SEI Institutional Managed Trust
     High Yield Bond Fund, Class A             687,568           5,061
                                                         -------------

Total Fixed Income Funds
   (Cost $11,278) ($ Thousands)                                 10,201
                                                         -------------

MONEY MARKET FUND - 0.3%
   SEI Liquid Asset Trust
     Prime Obligation Fund, Class A,
     2.26%(A)                                  215,257             215
                                                         -------------

Total Money Market Fund
   (Cost $215) ($ Thousands)                                       215
                                                         -------------

Total Investments - 100.0%
   (Cost $82,286) ($ Thousands) +                        $      84,230
                                                         =============

      Percentages are based on Net Assets of $84,201 ($ Thousands)

(A)   Rate shown is the 7-day effective yield as of June 30, 2008.

* The Fund's investment in the SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Class A represents greater than 50% of the Fund's total investments. The SEI Institutional Managed Trust Tax-Managed Large Cap Fund seeks to provide high long-term after-tax returns. For further financial information, available upon request at no charge, on the SEI Institutional Managed Trust Tax-Managed Large Cap Fund please go to the Securities Exchange Commission's website at http://www.sec.gov or call 1-800-DIAL-SEI.

+ At June 30, 2008, the tax basis cost of the Fund's investments was $82,563 ($ Thousands), and the unrealized appreciation and depreciation were $4,134 ($ Thousands) and $(2,467) ($ Thousands) respectively.

      For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

                   SEI Asset Allocation Trust / Quarterly Report / June 30, 2008

SCHEDULE OF INVESTMENTS (UNAUDITED)

Tax-Managed Aggressive Strategy Fund
June 30, 2008

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective April 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of the observable market data and minimize the use of unobservable inputs and to establish classification of the fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

      -     Level 1 - quoted prices in active markets for identical investments

      - Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

      - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The valuation techniques used by the Fund to measure fair value during the three months ended June 30, 2008 maximized the use of observable inputs and minimized the use of unobservable inputs.

The following is a summary of the inputs used as of June 30, 2008 in valuing the Fund's investments carried at value:

                                                INVESTMENTS IN   OTHER FINANCIAL
               VALUATION INPUTS                   SECURITIES      INSTRUMENTS*
---------------------------------------------   --------------   ---------------
Level 1 - Quoted prices                         $       84,230                --
Level 2 - Other Significant Observable Inputs               --                --
Level 3 - Significant Unobservable Inputs                   --                --
                                                --------------   ---------------
                    TOTAL                               84,230                --
                                                ==============   ===============

* Other financial instruments are derivative instruments not reflective in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

                   SEI Asset Allocation Trust / Quarterly Report / June 30, 2008

SCHEDULE OF INVESTMENTS (UNAUDITED)

Core Market Strategy Fund
June 30, 2008

                                                         Market Value
Description                                   Shares     ($ Thousands)
----------------------------------------    ----------   -------------
AFFILIATED INVESTMENT FUNDS - 101.3%

FIXED INCOME FUNDS - 61.3%
   SEI Institutional Managed Trust
     Core Fixed Income Fund, Class A*        5,102,579   $      50,056
   SEI Institutional International Trust
     Emerging Markets Debt Fund,
     Class A                                   492,170           5,020
   SEI Institutional Managed Trust
     High Yield Bond Fund, Class A             700,484           5,156
                                                         -------------

Total Fixed Income Funds
   (Cost $63,716) ($ Thousands)                                 60,232
                                                         -------------

EQUITY FUNDS - 39.7%
   SEI Institutional International Trust
     Emerging Markets Equity Fund,
     Class A                                    62,282             973
   SEI Institutional International Trust
     International Equity Fund, Class A        727,096           8,710
   SEI Institutional Managed Trust
     Large Cap Diversified Alpha Fund,
     Class A                                 2,490,441          23,410
   SEI Institutional Managed Trust
     Small Cap Growth Fund, Class A            123,758           1,994
   SEI Institutional Managed Trust
     Small Cap Value Fund, Class A             124,224           1,937
   SEI Institutional Managed Trust
     Small/Mid Cap Diversified Alpha
     Fund, Class A                             243,977           2,025
                                                         -------------

Total Equity Funds
   (Cost $41,106) ($ Thousands)                                 39,049
                                                         -------------

MONEY MARKET FUND - 0.3%
   SEI Liquid Asset Trust
     Prime Obligation Fund, Class A,
     2.26%(A)                                  257,289             257
                                                         -------------

Total Money Market Fund
   (Cost $257) ($ Thousands)                                       257
                                                         -------------

Total Investments - 101.3%
   (Cost $105,079) ($ Thousands) +                       $      99,538
                                                         =============

      Percentages are based on Net Assets of $98,302 ($ Thousands)

(A)   Rate shown is the 7-day effective yield as of June 30, 2008.

 * The Fund's investment in the SEI Institutional Managed Trust Core Fixed Income Fund, Class A represents greater than 50% of the Fund's total investments. The SEI Institutional Managed Trust Core Fixed Income Fund seeks to provide capital appreciation. For further financial information, available upon request at no charge, on the SEI Institutional Managed Trust Core Fixed Income Fund please go to the Securities Exchange Commission's website at http://www.sec.gov or call 1-800-DIAL-SEI.

+ At June 30, 2008, the tax basis cost of the Fund's investments was $105,359 ($ Thousands), and the unrealized appreciation and depreciation were $547 ($ Thousands) and $(6,368) ($ Thousands) respectively.

      For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

                   SEI Asset Allocation Trust / Quarterly Report / June 30, 2008

SCHEDULE OF INVESTMENTS (UNAUDITED)

Core Market Strategy Fund
June 30, 2008

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective April 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of the observable market data and minimize the use of unobservable inputs and to establish classification of the fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

      -     Level 1 - quoted prices in active markets for identical investments

      - Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

      - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The valuation techniques used by the Fund to measure fair value during the three months ended June 30, 2008 maximized the use of observable inputs and minimized the use of unobservable inputs.

The following is a summary of the inputs used as of June 30, 2008 in valuing the Fund's investments carried at value:

                                                INVESTMENTS IN   OTHER FINANCIAL
              VALUATION INPUTS                    SECURITIES       INSTRUMENTS*
---------------------------------------------   --------------   ---------------
Level 1 - Quoted prices                         $       99,538                --
Level 2 - Other Significant Observable Inputs               --                --
Level 3 - Significant Unobservable Inputs                   --                --
                                                --------------   ---------------
                    TOTAL                               99,538                --
                                                ==============   ===============

* Other financial instruments are derivative instruments not reflective in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

                   SEI Asset Allocation Trust / Quarterly Report / June 30, 2008

SCHEDULE OF INVESTMENTS (UNAUDITED)

Core Market Strategy Allocation Fund
June 30, 2008

                                                        Market Value
Description                                   Shares    ($ Thousands)
-----------------------------------------    --------   -------------
AFFILIATED INVESTMENT FUNDS - 99.6%

EQUITY FUNDS - 87.2%
   SEI Institutional International Trust
     Emerging Markets Equity Fund,
     Class A                                   26,611   $         416
   SEI Institutional International Trust
     International Equity Fund, Class A       277,405           3,323
   SEI Institutional Managed Trust
     Tax-Managed Large Cap Fund,
     Class A*                                 927,232          11,516
   SEI Institutional Managed Trust
     Tax-Managed Small Cap Fund,
     Class A                                  263,830           2,957
                                                        -------------

Total Equity Funds
   (Cost $17,157) ($ Thousands)                                18,212
                                                        -------------

FIXED INCOME FUNDS - 12.1%
   SEI Institutional International Trust
     Emerging Markets Debt Fund,
     Class A                                  125,455           1,280
   SEI Institutional Managed Trust
     High Yield Bond Fund, Class A            170,810           1,257
                                                        -------------

Total Fixed Income Funds
   (Cost $2,821) ($ Thousands)                                  2,537
                                                        -------------

MONEY MARKET FUND - 0.3%
   SEI Liquid Asset Trust
     Prime Obligation Fund, Class A,
     2.26%(A)                                  54,567              55
                                                        -------------

Total Money Market Fund
   (Cost $55) ($ Thousands)                                        55
                                                        -------------

Total Investments - 99.6%
   (Cost $20,033) ($ Thousands) +                       $      20,804
                                                        =============

      Percentages are based on Net Assets of $20,892 ($ Thousands)

(A)   Rate shown is the 7-day effective yield as of June 30, 2008.

* The Fund's investment in the SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Class A represents greater than 50% of the Fund's total investments. The SEI Institutional Managed Trust Tax-Managed Large Cap Fund seeks to provide high long-term after-tax returns. For further financial information, available upon request at no charge, on the SEI Institutional Managed Trust Tax-Managed Large Cap Fund please go to the Securities Exchange Commission's website at http://www.sec.gov or call 1-800-DIAL-SEI.

+ At June 30, 2008, the tax basis cost of the Fund's investments was $20,072 ($ Thousands), and the unrealized appreciation and depreciation were $1,321 ($ Thousands) and $(589) ($ Thousands) respectively.

      For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

                   SEI Asset Allocation Trust / Quarterly Report / June 30, 2008

SCHEDULE OF INVESTMENTS (UNAUDITED)

Core Market Strategy Allocation Fund
June 30, 2008

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective April 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of the observable market data and minimize the use of unobservable inputs and to establish classification of the fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

      -     Level 1 - quoted prices in active markets for identical investments

      - Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

      - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The valuation techniques used by the Fund to measure fair value during the three months ended June 30, 2008 maximized the use of observable inputs and minimized the use of unobservable inputs.

The following is a summary of the inputs used as of June 30, 2008 in valuing the Fund's investments carried at value:

                                                INVESTMENTS IN   OTHER FINANCIAL
              VALUATION INPUTS                    SECURITIES       INSTRUMENTS*
---------------------------------------------   --------------   ---------------
Level 1 - Quoted prices                         $       20,804                --
Level 2 - Other Significant Observable Inputs               --                --
Level 3 - Significant Unobservable Inputs                   --                --
                                                --------------   ---------------
                    TOTAL                               20,804                --
                                                ==============   ===============

* Other financial instruments are derivative instruments not reflective in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

                   SEI Asset Allocation Trust / Quarterly Report / June 30, 2008

SCHEDULE OF INVESTMENTS (UNAUDITED)

Market Growth Strategy Fund
June 30, 2008

                                                          Market Value
Description                                   Shares      ($ Thousands)
----------------------------------------    -----------   -------------
AFFILIATED INVESTMENT FUNDS - 100.2%

EQUITY FUNDS - 59.4%
   SEI Institutional International Trust
     Emerging Markets Equity Fund,
     Class A                                    467,962   $       7,310
   SEI Institutional International Trust
     International Equity Fund, Class A       8,265,378          99,019
   SEI Institutional Managed Trust
     Large Cap Diversified Alpha Fund,
     Class A                                 26,196,197         246,244
   SEI Institutional Managed Trust
     Small Cap Growth Fund, Class A           1,340,276          21,592
   SEI Institutional Managed Trust
     Small Cap Value Fund, Class A            1,407,456          21,942
   SEI Institutional Managed Trust
     Small/Mid Cap Diversified Alpha
     Fund, Class A                            3,560,687          29,554
                                                          -------------

Total Equity Funds
   (Cost $457,672) ($ Thousands)                                425,661
                                                          -------------

FIXED INCOME FUNDS - 40.5%
   SEI Institutional Managed Trust
     Core Fixed Income Fund, Class A         18,171,699         178,264
   SEI Institutional International Trust
     Emerging Markets Debt Fund,
     Class A                                  5,004,996          51,051
   SEI Institutional Managed Trust
     High Yield Bond Fund, Class A            8,205,336          60,391
                                                          -------------

Total Fixed Income Funds
   (Cost $310,356) ($ Thousands)                                289,706
                                                          -------------

MONEY MARKET FUND - 0.3%
   SEI Liquid Asset Trust
     Prime Obligation Fund, Class A,
     2.26%(A)                                 1,986,048           1,986
                                                          -------------

Total Money Market Fund
   (Cost $1,986) ($ Thousands)                                    1,986
                                                          -------------

Total Investments - 100.2%
   (Cost $770,014) ($ Thousands) +                        $     717,353
                                                          =============

      Percentages are based on Net Assets of $715,593 ($ Thousands)

(A)   Rate shown is the 7-day effective yield as of June 30, 2008.

+ At June 30, 2008, the tax basis cost of the Fund's investments was $772,249 ($ Thousands), and the unrealized appreciation and depreciation were $498 ($ Thousands) and $(55,394) ($ Thousands) respectively.

      For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

                   SEI Asset Allocation Trust / Quarterly Report / June 30, 2008

SCHEDULE OF INVESTMENTS (UNAUDITED)

Market Growth Strategy Fund
June 30, 2008

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective April 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of the observable market data and minimize the use of unobservable inputs and to establish classification of the fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

      -     Level 1 - quoted prices in active markets for identical investments

      - Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

      - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The valuation techniques used by the Fund to measure fair value during the three months ended June 30, 2008 maximized the use of observable inputs and minimized the use of unobservable inputs.

The following is a summary of the inputs used as of June 30, 2008 in valuing the Fund's investments carried at value:

                                                INVESTMENTS IN   OTHER FINANCIAL
              VALUATION INPUTS                    SECURITIES      INSTRUMENTS*
---------------------------------------------   --------------   ---------------
Level 1 - Quoted prices                         $      717,353                --
Level 2 - Other Significant Observable Inputs               --                --
Level 3 - Significant Unobservable Inputs                   --                --
                                                --------------   ---------------
                    TOTAL                              717,353                --
                                                ==============   ===============

* Other financial instruments are derivative instruments not reflective in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

                   SEI Asset Allocation Trust / Quarterly Report / June 30, 2008

SCHEDULE OF INVESTMENTS (UNAUDITED)

Market Growth Strategy Allocation Fund
June 30, 2008

                                                          Market Value
Description                                    Shares     ($ Thousands)
----------------------------------------     ----------   -------------
AFFILIATED INVESTMENT FUNDS - 99.8%

EQUITY FUNDS - 87.4%
   SEI Institutional International Trust
     Emerging Markets Equity Fund,
     Class A                                    205,079   $       3,203
   SEI Institutional International Trust
     International Equity Fund, Class A       2,097,387          25,127
   SEI Institutional Managed Trust
     Tax-Managed Large Cap Fund,
     Class A*                                 7,053,724          87,607
   SEI Institutional Managed Trust
     Tax-Managed Small Cap Fund,
     Class A                                  2,011,608          22,550
                                                          -------------

Total Equity Funds
   (Cost $133,209) ($ Thousands)                                138,487
                                                          -------------

FIXED INCOME FUNDS - 12.1%
   SEI Institutional International Trust
     Emerging Markets Debt Fund,
     Class A                                    950,699           9,697
   SEI Institutional Managed Trust
     High Yield Bond Fund, Class A            1,294,341           9,527
                                                          -------------

Total Fixed Income Funds
   (Cost $21,298) ($ Thousands)                                  19,224
                                                          -------------

MONEY MARKET FUND - 0.3%
   SEI Liquid Asset Trust
     Prime Obligation Fund, Class A,
     2.26%(A)                                   420,499             420
                                                          -------------

Total Money Market Fund
   (Cost $420) ($ Thousands)                                        420
                                                          -------------

Total Investments - 99.8%
   (Cost $154,927) ($ Thousands) +                        $     158,131
                                                          =============

      Percentages are based on Net Assets of $158,467 ($ Thousands)

(A)   Rate shown is the 7-day effective yield as of June 30, 2008.

* The Fund's investment in the SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Class A represents greater than 50% of the Fund's total investments. The SEI Institutional Managed Trust Tax-Managed Large Cap Fund seeks to provide high long-term after-tax returns. For further financial information, available upon request at no charge, on the SEI Institutional Managed Trust Tax-Managed Large Cap Fund please go to the Securities Exchange Commission's website at http://www.sec.gov or call 1-800-DIAL-SEI.

+ At June 30, 2008, the tax basis cost of the Fund's investments was $155,243 ($ Thousands), and the unrealized appreciation and depreciation were $7,579 ($ Thousands) and $(4,691) ($ Thousands) respectively.

      For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

                   SEI Asset Allocation Trust / Quarterly Report / June 30, 2008

SCHEDULE OF INVESTMENTS (UNAUDITED)

Market Growth Strategy Allocation Fund
June 30, 2008

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective April 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of the observable market data and minimize the use of unobservable inputs and to establish classification of the fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

      -     Level 1 - quoted prices in active markets for identical investments

      - Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

      - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The valuation techniques used by the Fund to measure fair value during the three months ended June 30, 2008 maximized the use of observable inputs and minimized the use of unobservable inputs.

The following is a summary of the inputs used as of June 30, 2008 in valuing the Fund's investments carried at value:

                                                 INVESTMENTS IN   OTHER FINANCIAL
              VALUATION INPUTS                     SECURITIES      INSTRUMENTS*
---------------------------------------------    --------------   ---------------
Level 1 - Quoted prices                          $      158,131                --
Level 2 - Other Significant Observable Inputs                --                --
Level 3 - Significant Unobservable Inputs                    --                --
                                                 --------------   ---------------
                    TOTAL                               158,131                --
                                                 ==============   ===============

* Other financial instruments are derivative instruments not reflective in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

                   SEI Asset Allocation Trust / Quarterly Report / June 30, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Diversified Alpha Fund
June 30, 2008

                                                                    Market Value
Description                                              Shares    ($ Thousands)
-----------------------------------------------------   --------   -------------
COMMON STOCK -- 96.2%
CONSUMER DISCRETIONARY -- 10.4%
   Abercrombie & Fitch, Cl A (A)                          25,600   $       1,605
   Aeropostale *                                          49,300           1,545
   Amazon.com *                                           24,238           1,777
   Ambassadors Group                                       2,300              34
   American Eagle Outfitters                              27,000             368
   American Greetings, Cl A                                6,900              85
   AnnTaylor Stores *                                     14,900             357
   Apollo Group, Cl A *                                   26,500           1,173
   Autoliv                                                17,000             792
   Autozone *                                                683              83
   Barnes & Noble                                            749              19
   Bed Bath & Beyond *                                     1,800              51
   Best Buy (A)                                           84,463           3,345
   Big Lots * (A)                                        174,729           5,458
   Black & Decker                                            800              46
   BorgWarner                                             15,100             670
   Boyd Gaming                                            32,500             408
   Brinker International                                  47,993             907
   Cablevision Systems, Cl A * (A)                        27,147             614
   California Pizza Kitchen *                             24,600             275
   Carnival                                                1,400              46
   CBS, Cl B (A)                                          49,099             957
   Centex                                                  6,600              88
   Central European Media Enterprises, Cl A *              1,200             109
   Charlotte Russe Holding *                               4,700              83
   Christopher & Banks                                    29,700             202
   Clear Channel Communications (A)                        9,232             325
   Coach * (A)                                           109,495           3,162
   Comcast, Cl A                                         105,880           2,009
   CROCS *                                                 5,100              41
   Darden Restaurants (A)                                 53,211           1,700
   Deckers Outdoor *                                       5,300             738
   Dick's Sporting Goods *                                 6,900             122
   DIRECTV Group * (A)                                   196,700           5,096
   Discovery Holding, Cl A *                              36,600             804
   DISH Network, Cl A *                                    7,183             210
   Dollar Tree * (A)                                      74,400           2,432
   DR Horton                                              13,600             148
   EW Scripps, Cl A                                        6,500             270
   Expedia *                                              38,431             706
   Family Dollar Stores                                    7,400             148
   Ford Motor * (A)                                      525,918           2,530
   Fortune Brands                                            900              56
   GameStop, Cl A *                                       31,200           1,260
   Gannett                                                47,731           1,034
   Gap (A)                                                93,800           1,564
   Garmin                                                  4,400             188
   General Motors                                         39,400             453
   Gentex                                                 52,900             764
   Genuine Parts                                           6,263             249
   Goodyear Tire & Rubber *                                4,900              87
   Guess ?                                                19,223             720
   Gymboree * (A)                                         33,900           1,358
   H&R Block                                             106,324           2,275
   Hanesbrands * (A)                                      42,300           1,148
   Harman International Industries                        15,765             653
   Hasbro (A)                                             56,362           2,013
   Hillenbrand                                             1,600              34
   Home Depot (A)                                         53,200           1,246

                                                                    Market Value
Description                                              Shares    ($ Thousands)
-----------------------------------------------------   --------   -------------
   IAC/InterActive *                                      31,700   $         611
   International Game Technology                         156,700           3,914
   International Speedway, Cl A                            4,600             180
   Interpublic Group * (A)                               317,395           2,730
   ITT Educational Services *                             13,100           1,082
   Jack in the Box * (A)                                  25,500             571
   John Wiley & Sons, Cl A                                10,727             483
   Johnson Controls                                       47,387           1,359
   Jones Apparel Group (A)                                62,400             858
   KB Home                                                 2,800              47
   Kohl's *                                                  956              38
   Landry's Restaurants                                    2,900              52
   Las Vegas Sands *                                       3,300             157
   Liberty Global, Cl A *                                 53,904           1,694
   Liberty Media - Capital, Ser A *                       12,500             180
   Liberty Media - Entertainment, Cl A *                  48,900           1,185
   Limited Brands                                         27,100             457
   Lowe's                                                  2,400              50
   Macy's                                                  3,800              74
   Marriott International, Cl A                           41,166           1,080
   Marvel Entertainment *                                 30,400             977
   McDonald's (A)                                         84,342           4,742
   MDC Holdings                                            4,400             172
   MGM Mirage *                                          136,900           4,640
   NetFlix * (A)                                          43,200           1,126
   Newell Rubbermaid                                      16,450             276
   News, Cl A                                            496,390           7,466
   Nike, Cl B (A)                                         22,924           1,367
   NVR * (A)                                               3,000           1,500
   Omnicom Group                                           4,948             222
   Orient-Express Hotels, Cl A                               600              26
   Penn National Gaming *                                  8,400             270
   Penske Auto Group (A)                                  66,692             983
   Phillips-Van Heusen                                    10,360             379
   Polo Ralph Lauren (A)                                  25,882           1,625
   Pulte Homes                                            21,200             204
   Regal Entertainment Group, Cl A                         2,900              44
   Rent-A-Center *                                        12,100             249
   Ross Stores                                             1,700              60
   Royal Caribbean Cruises                                 1,900              43
   Saks *                                                  8,700              96
   Service International                                  91,570             903
   Shaw Communications, Cl B (A)                          87,200           1,775
   Sherwin-Williams                                        3,780             174
   Snap-On                                                72,449           3,768
   Stamps.com *                                           14,700             183
   Stanley Works                                           8,900             399
   Staples                                               329,800           7,833
   Target                                                  6,945             323
   Texas Roadhouse, Cl A *                                21,400             192
   Thor Industries                                        14,500             308
   Tiffany                                                 4,800             196
   Tim Hortons                                             3,487             100
   Time Warner (A)                                       580,291           8,588
   Time Warner Cable, Cl A *                              84,616           2,241
   TJX                                                    16,000             504
   Toll Brothers *                                        16,900             317
   TravelCenters of America LLC *                              1              --
   TRW Automotive Holdings * (A)                          97,136           1,794
   Urban Outfitters *                                     49,300           1,538
   VF                                                     10,618             756
   Viacom, Cl B * (A)                                     81,900           2,501
   Virgin Media                                           36,011             490

              SEI Institutional Managed Trust / Quarterly Report / June 30, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Diversified Alpha Fund
June 30, 2008

                                                                    Market Value
Description                                              Shares    ($ Thousands)
-----------------------------------------------------   --------   -------------
   WABCO Holdings                                          1,100   $          51
   Walt Disney (A)                                       146,309           4,565
   Washington Post, Cl B                                     200             117
   Weight Watchers International                         129,300           4,604
   Wendy's International                                     697              19
   Whirlpool                                               2,500             154
   Williams-Sonoma                                         2,100              42
   Wyndham Worldwide                                     140,141           2,510
   Wynn Resorts                                            3,500             285
   XM Satellite Radio Holdings, Cl A *                    20,900             164
   Yum! Brands (A)                                        63,210           2,218
                                                                   -------------
                                                                         149,521
CONSUMER STAPLES -- 7.6%                                           -------------
   Alberto-Culver                                          5,300             139
   Altria Group (A)                                       97,646           2,008
   Anheuser-Busch                                         20,117           1,250
   Archer-Daniels-Midland (A)                            141,155           4,764
   Avon Products                                          13,300             479
   Bare Escentuals *                                      37,700             706
   BJ's Wholesale Club *                                  25,000             967
   Brown-Forman, Cl B                                     24,605           1,859
   Bunge                                                   6,495             699
   Church & Dwight                                         3,300             186
   Coca-Cola (A)                                          94,605           4,918
   Coca-Cola Enterprises                                 190,529           3,296
   Colgate-Palmolive                                      23,412           1,618
   ConAgra Foods (A)                                      94,000           1,812
   Constellation Brands, Cl A *                           24,200             481
   Corn Products International                             4,486             220
   Costco Wholesale                                       32,875           2,306
   CVS Caremark                                           39,188           1,551
   Dean Foods *                                           24,458             480
   Del Monte Foods                                        77,900             553
   Energizer Holdings *                                   10,100             738
   Estee Lauder, Cl A                                        900              42
   General Mills (A)                                      45,100           2,741
   Hansen Natural *                                        3,900             112
   Herbalife (A)                                          72,000           2,790
   HJ Heinz                                               10,174             487
   Hormel Foods                                            4,500             156
   JM Smucker                                              6,800             276
   Kellogg                                                22,175           1,065
   Kimberly-Clark (A)                                     41,235           2,465
   Kraft Foods, Cl A                                      13,339             379
   Kroger (A)                                            267,091           7,711
   Lorillard *                                            12,550             868
   McCormick                                               1,153              41
   Molson Coors Brewing, Cl B (A)                         58,913           3,201
   Nu Skin Enterprises, Cl A                               1,800              27
   Pepsi Bottling Group                                   35,171             982
   PepsiAmericas                                          51,100           1,011
   PepsiCo (A)                                           112,847           7,176
   Philip Morris International (A)                        92,540           4,571
   Procter & Gamble (A)                                  282,570          17,183
   Reynolds American (A)                                  29,390           1,372
   Rite Aid * (A)                                        299,435             476
   Safeway (A)                                            94,406           2,695
   Sara Lee                                              114,800           1,406
   Smithfield Foods *                                      7,300             145
   SUPERVALU                                              34,453           1,064
   SYSCO (A)                                              92,015           2,531
   Tyson Foods, Cl A (A)                                 262,209           3,917

                                                                    Market Value
Description                                              Shares    ($ Thousands)
-----------------------------------------------------   --------   -------------
   UST                                                     2,300   $         126
   Walgreen                                              184,505           5,998
   Wal-Mart Stores (A)                                    71,950           4,044
   Whole Foods Market                                     19,400             460
   WM Wrigley Jr.                                         10,244             797
                                                                   -------------
                                                                         109,345
ENERGY -- 12.9%                                                    -------------
   Anadarko Petroleum                                      7,700             576
   Apache                                                 25,222           3,506
   Arch Coal                                               8,744             656
   Baker Hughes                                            6,929             605
   Cabot Oil & Gas                                         7,071             479
   Cameron International *                                27,776           1,537
   Chesapeake Energy (A)                                  46,500           3,067
   Chevron (A)                                           254,873          25,266
   Cimarex Energy (A)                                     51,500           3,588
   CNX Gas *                                               1,900              80
   ConocoPhillips (A)                                    121,079          11,429
   Consol Energy                                           4,100             461
   Continental Resources *                                 1,700             118
   Denbury Resources *                                    13,000             474
   Devon Energy (A)                                       18,863           2,267
   Diamond Offshore Drilling                               1,400             195
   Dresser-Rand Group *                                    3,000             117
   ENSCO International                                     8,800             711
   EOG Resources                                          53,600           7,032
   Exxon Mobil (A)                                       525,904          46,348
   FMC Technologies * (A)                                 31,300           2,408
   Forest Oil *                                            3,900             291
   Foundation Coal Holdings (A)                           16,925           1,499
   Frontier Oil                                            9,800             234
   Frontline                                               2,300             160
   Halliburton (A)                                       182,778           9,700
   Helix Energy Solutions Group *                          1,600              67
   Helmerich & Payne (A)                                  34,400           2,477
   Hess                                                   22,176           2,798
   Holly                                                   1,600              59
   Marathon Oil (A)                                       78,178           4,055
   Mariner Energy *                                       47,500           1,756
   Massey Energy                                           4,000             375
   Murphy Oil (A)                                         55,388           5,431
   National Oilwell Varco *                                7,734             686
   Newfield Exploration *                                  3,300             215
   Nexen                                                  53,000           2,107
   Noble (A)                                              27,200           1,767
   Noble Energy                                           17,777           1,788
   Occidental Petroleum (A)                               75,528           6,787
   Oceaneering International *                             3,300             254
   Overseas Shipholding Group                              1,900             151
   Patriot Coal *                                            800             123
   Patterson-UTI Energy (A)                               60,000           2,162
   Peabody Energy                                            900              79
   Petro-Canada (A)                                       40,000           2,230
   Pioneer Natural Resources (A)                          39,536           3,095
   Plains Exploration & Production *                         700              51
   Pride International *                                  20,707             979
   Quicksilver Resources *                                15,962             617
   Range Resources                                         4,400             288
   Rowan                                                     400              19
   SandRidge Energy * (A)                                 12,400             801
   Schlumberger (A)                                       53,970           5,798
   SEACOR Holdings *                                       8,300             743

              SEI Institutional Managed Trust / Quarterly Report / June 30, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Diversified Alpha Fund
June 30, 2008

                                                                    Market Value
Description                                              Shares    ($ Thousands)
-----------------------------------------------------   --------   -------------
   Smith International                                     7,100   $         590
   Southwestern Energy * (A)                              42,419           2,020
   Sunoco (A)                                             26,200           1,066
   Swift Energy *                                          2,900             192
   Tesoro                                                 13,200             261
   Tidewater (A)                                          16,700           1,086
   Transocean                                              6,519             993
   Unit *                                                 11,800             979
   Valero Energy (A)                                      53,000           2,183
   W&T Offshore (A)                                       33,100           1,937
   Weatherford International *                            13,500             669
   Williams (A)                                           66,255           2,671
   XTO Energy                                              5,191             356
                                                                   -------------
                                                                         185,565
                                                                   -------------
FINANCIALS -- 13.1%
   ACE (A)                                                32,520           1,791
   Aflac                                                  17,216           1,081
   Alleghany *                                             1,339             445
   Allied Capital                                          6,792              94
   Allied World Assurance Holdings                        14,600             578
   Allstate (A)                                           68,160           3,107
   AMB Property +                                          5,800             292
   American Capital Strategies                             1,800              43
   American Express                                       19,991             753
   American Financial Group (A)                           54,314           1,453
   American International Group                           85,250           2,256
   American National Insurance                             1,733             170
   Ameriprise Financial (A)                               39,988           1,626
   Annaly Capital Management + (A)                       110,100           1,708
   AON                                                    14,886             684
   Apartment Investment & Management, Cl A +               1,900              65
   Arch Capital Group *                                   11,100             736
   Arthur J. Gallagher                                     9,406             227
   Ashford Hospitality Trust +                             3,600              17
   Aspen Insurance Holdings                               12,800             303
   Associated Banc-Corp                                    2,100              40
   Assurant (A)                                           32,774           2,162
   Astoria Financial                                      14,500             291
   AvalonBay Communities + (A)                            25,196           2,246
   Axis Capital Holdings (A)                              49,800           1,484
   Bancorpsouth                                           14,000             245
   Bank of America (A)                                   245,036           5,849
   Bank of Hawaii                                          5,600             268
   Bank of New York Mellon (A)                            70,797           2,678
   BB&T                                                   26,239             597
   BlackRock (A)                                           9,541           1,689
   BOK Financial                                           8,432             451
   Boston Properties + (A)                                61,327           5,533
   Brandywine Realty Trust + (A)                          78,500           1,237
   Camden Property Trust +                                 2,700             119
   Capital One Financial                                  58,934           2,240
   Capitol Federal Financial                               4,001             150
   CapLease +                                              6,200              46
   CB Richard Ellis Group, Cl A *                          7,370             141
   CBL & Associates Properties + (A)                      53,900           1,231
   Charles Schwab (A)                                    352,376           7,238
   Chubb (A)                                              79,904           3,916
   Cincinnati Financial                                    4,700             119
   Citigroup (A)                                         242,034           4,056
   CME Group                                              21,299           8,162
   Colonial BancGroup                                     13,600              60

                                                                    Market Value
Description                                              Shares    ($ Thousands)
-----------------------------------------------------   --------   -------------
   Colonial Properties Trust + (A)                        33,477   $         670
   Commerce Bancshares                                     7,200             286
   Credicorp (A)                                          21,700           1,782
   Cullen/Frost Bankers                                    9,200             459
   Discover Financial Services                            56,769             748
   Douglas Emmett +                                        5,400             119
   Eaton Vance                                             5,900             235
   Endurance Specialty Holdings (A)                       71,700           2,208
   Equity Residential +                                    4,500             172
   Erie Indemnity, Cl A                                    1,100              51
   Essex Property Trust +                                  1,600             170
   Everest Re Group                                        5,600             446
   Fairfax Financial Holdings (A)                          6,400           1,625
   Fannie Mae                                             15,647             305
   Federal Realty Investment Trust +                         700              48
   Federated Investors, Cl B                              31,200           1,074
   Fifth Third Bancorp                                     6,600              67
   First Citizens BancShares, Cl A                         2,343             327
   Forest City Enterprises, Cl A                           1,130              36
   Franklin Resources (A)                                 34,818           3,191
   Freddie Mac                                             2,200              36
   Fulton Financial                                       31,400             316
   GLG Partners                                           46,824             365
   Goldman Sachs Group (A)                                31,924           5,584
   Greenhill                                              12,400             668
   Hanover Insurance Group (A)                            24,200           1,029
   Hartford Financial Services Group                      13,103             846
   HCC Insurance Holdings                                  2,300              49
   HCP +                                                   7,900             251
   Health Care +                                           6,100             271
   Hospitality Properties Trust +                         21,987             538
   Host Hotels & Resorts +                                82,665           1,128
   Hudson City Bancorp (A)                               201,000           3,353
   Huntington Bancshares                                  58,900             340
   Interactive Brokers Group, Cl A *                       5,300             170
   IntercontinentalExchange *                             74,400           8,482
   Invesco                                                 4,400             106
   Investment Technology Group *                          23,700             793
   iStar Financial + (A)                                  68,200             901
   Janus Capital Group (A)                               133,029           3,521
   Jefferies Group                                         3,800              64
   Jones Lang LaSalle                                     21,681           1,305
   JPMorgan Chase (A)                                    318,772          10,937
   Kimco Realty +                                          1,600              55
   Legg Mason                                              2,000              87
   Lehman Brothers Holdings                                6,500             129
   Leucadia National                                      23,500           1,103
   Loews (A)                                              95,771           4,492
   M&T Bank                                                3,100             219
   Mack-Cali Realty +                                      3,400             116
   Markel *                                                  294             108
   Marsh & McLennan (A)                                   92,915           2,467
   Marshall & Ilsley                                       7,800             120
   MBIA                                                    5,500              24
   MetLife (A)                                            40,050           2,113
   MF Global *                                            29,600             187
   Montpelier Re Holdings                                 16,200             239
   Morgan Stanley (A)                                     27,462             991
   MSCI, Cl A *                                           20,500             744
   NASDAQ Stock Market *                                  40,762           1,082
   New York Community Bancorp                             33,100             591
   Northern Trust                                         11,462             786
   NorthStar Realty Finance +                             61,500             512

              SEI Institutional Managed Trust / Quarterly Report / June 30, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Diversified Alpha Fund
June 30, 2008

                                                                    Market Value
Description                                              Shares    ($ Thousands)
-----------------------------------------------------   --------   -------------
   Nymex Holdings                                          6,977   $         589
   NYSE Euronext                                          50,021           2,534
   Parkway Properties +                                    5,700             192
   PartnerRe (A)                                          20,100           1,390
   Penson Worldwide *                                      5,600              67
   People's United Financial                               7,000             109
   Platinum Underwriters Holdings                         11,800             385
   Plum Creek Timber +                                     5,000             214
   PNC Financial Services Group                            4,446             254
   Popular                                                 5,600              37
   Principal Financial Group                               6,100             256
   Progressive                                             6,800             127
   Prologis +                                              2,900             158
   Prudential Financial                                    6,000             358
   Public Storage +                                       15,627           1,263
   Raymond James Financial                                42,159           1,113
   Rayonier + (A)                                        103,973           4,415
   Regions Financial (A)                                 337,275           3,680
   RenaissanceRe Holdings                                 12,400             554
   Safeco                                                 29,789           2,001
   SeaBright Insurance Holdings *                          3,000              43
   Simon Property Group +                                  1,200             108
   SLM *                                                   1,600              31
   StanCorp Financial Group                                1,000              47
   State Street                                           14,647             937
   Sunstone Hotel Investors +                             11,100             184
   SunTrust Banks                                          1,921              70
   Synovus Financial                                       6,200              54
   T. Rowe Price Group                                    40,154           2,267
   Taubman Centers +                                       2,200             107
   TCF Financial                                          18,200             219
   TD Ameritrade Holding * (A)                           150,100           2,715
   Torchmark                                               2,671             157
   Transatlantic Holdings (A)                              9,845             556
   Travelers (A)                                         182,697           7,929
   UDR +                                                   2,500              56
   UnionBanCal                                             1,100              44
   Unitrin                                                 3,200              88
   Unum Group                                             27,857             570
   US Bancorp                                             71,004           1,980
   Valley National Bancorp                                 3,255              51
   Ventas +                                               10,900             464
   Wachovia (A)                                          111,481           1,731
   Washington Federal                                     15,800             286
   Washington Mutual                                       3,200              16
   Wells Fargo (A)                                       129,612           3,078
   White Mountains Insurance Group                           121              52
   Whitney Holding                                        12,000             220
   Willis Group Holdings (A)                              47,400           1,487
   Wilmington Trust                                        3,600              95
   WR Berkley (A)                                         53,800           1,300
   XL Capital, Cl A                                       23,600             485
   Zions Bancorporation (A)                               33,000           1,039
                                                                   -------------
                                                                         189,076
                                                                   -------------
HEALTH CARE -- 11.4%
   Abbott Laboratories                                    33,475           1,773
   Aetna (A)                                              79,072           3,205
   Allergan                                              151,194           7,870
   AmerisourceBergen (A)                                 188,484           7,538
   Amgen * (A)                                           115,748           5,459
   Applera - Applied Biosystems Group                    137,817           4,614
   Baxter International (A)                               48,980           3,132

                                                                    Market Value
Description                                              Shares    ($ Thousands)
-----------------------------------------------------   --------   -------------
   Beckman Coulter                                           300   $          20
   Becton Dickinson (A)                                   28,048           2,280
   Biogen Idec * (A)                                      34,000           1,900
   Boston Scientific *                                    13,295             163
   Bristol-Myers Squibb                                  102,267           2,100
   C.R. Bard                                               3,000             264
   Cardinal Health (A)                                   113,135           5,836
   Celgene *                                               6,406             409
   Cerner *                                                4,300             194
   Charles River Laboratories International *              4,900             313
   Cigna (A)                                             153,301           5,425
   Covance *                                              16,800           1,445
   Coventry Health Care *                                  2,300              70
   Covidien                                                2,400             115
   Cubist Pharmaceuticals *                               42,800             764
   DaVita *                                                1,000              53
   Dentsply International                                 23,000             846
   Dionex *                                                5,300             352
   Edwards Lifesciences *                                  1,200              75
   Eli Lilly (A)                                          57,189           2,640
   Endo Pharmaceuticals Holdings *                        37,900             917
   Express Scripts * (A)                                  56,800           3,563
   Forest Laboratories * (A)                              53,600           1,862
   Genentech *                                           143,384          10,883
   Gen-Probe *                                             5,000             237
   Genzyme *                                              25,758           1,855
   Gilead Sciences * (A)                                  70,100           3,712
   Health Management Associates, Cl A *                   59,108             385
   Health Net *                                           14,400             347
   Henry Schein *                                          8,900             459
   Hill-Rom Holdings                                       1,600              43
   HLTH *                                                 59,557             674
   Hospira *                                               1,300              52
   Humana * (A)                                           71,788           2,855
   Idexx Laboratories * (A)                               39,400           1,920
   ImClone Systems *                                       6,800             275
   IMS Health                                              1,900              44
   Intuitive Surgical * (A)                                8,400           2,263
   Invitrogen *                                           16,600             652
   Johnson & Johnson (A)                                 159,875          10,286
   Kinetic Concepts *                                      7,300             291
   King Pharmaceuticals * (A)                            209,800           2,197
   Laboratory Corp of America Holdings *                   1,545             108
   LifePoint Hospitals *                                  12,000             340
   Martek Biosciences *                                    3,900             131
   McKesson (A)                                          121,194           6,776
   Medco Health Solutions * (A)                          164,222           7,751
   Medtronic (A)                                          62,792           3,249
   Merck (A)                                             118,736           4,475
   Merit Medical Systems *                                 9,200             135
   Omnicare                                                  800              21
   OSI Pharmaceuticals * (A)                              22,900             946
   Patterson *                                             5,900             173
   Pediatrix Medical Group *                               4,800             236
   PerkinElmer                                             5,300             148
   Pfizer (A)                                            575,117          10,047
   Pharmaceutical Product Development                      8,700             373
   Quest Diagnostics                                      17,500             848
   Quidel *                                               30,200             499
   Schering-Plough                                        26,157             515
   St. Jude Medical *                                      2,500             102
   STERIS                                                  2,800              81

              SEI Institutional Managed Trust / Quarterly Report / June 30, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Diversified Alpha Fund
June 30, 2008

                                                                    Market Value
Description                                              Shares    ($ Thousands)
-----------------------------------------------------   --------   -------------
   Stryker (A)                                            64,148   $       4,034
   Techne *                                                1,900             147
   Tenet Healthcare *                                    320,329           1,781
   Thermo Fisher Scientific *                             18,512           1,032
   UnitedHealth Group (A)                                371,778           9,759
   Universal Health Services, Cl B                        25,636           1,621
   Varian Medical Systems *                                3,200             166
   VCA Antech *                                            8,200             228
   Vertex Pharmaceuticals *                                1,700              57
   Warner Chilcott, Cl A * (A)                            75,100           1,273
   Waters *                                                8,563             552
   Watson Pharmaceuticals *                                3,400              92
   WellPoint *                                             2,445             117
   Wyeth (A)                                              39,756           1,907
   Zimmer Holdings *                                       2,200             150
                                                                   -------------
                                                                         164,497
                                                                   -------------
INDUSTRIALS -- 11.0%
   3M (A)                                                 30,545           2,126
   AAON                                                    8,300             160
   Acuity Brands                                           6,900             332
   AGCO *                                                 17,835             935
   Alliant Techsystems *                                   4,700             478
   Allied Waste Industries *                              79,678           1,005
   American Railcar Industries                             3,900              65
   Ametek                                                  9,100             430
   BE Aerospace *                                          1,500              35
   Boeing (A)                                            151,564           9,961
   Brink's                                                 1,000              65
   Burlington Northern Santa Fe (A)                        5,000             499
   C.H. Robinson Worldwide (A)                            80,353           4,406
   Carlisle                                                5,100             148
   Caterpillar (A)                                        38,800           2,864
   ChoicePoint *                                           1,200              58
   Columbus McKinnon *                                     2,400              58
   Continental Airlines, Cl B *                           10,500             106
   Con-way                                                 2,400             113
   Cooper Industries, Cl A                                 2,500              99
   Copart *                                                8,700             372
   Corporate Executive Board                               3,400             143
   Corrections Corp of America *                           5,200             143
   Covanta Holding *                                       2,000              53
   Crane                                                  23,200             894
   CSX (A)                                                75,342           4,732
   Cummins (A)                                            71,600           4,691
   Danaher                                                 2,545             197
   Deere                                                  11,600             837
   Delta Air Lines *                                      33,500             191
   Donaldson                                               5,000             223
   Dover                                                  41,500           2,007
   DRS Technologies                                          700              55
   DryShips (A)                                           15,600           1,251
   Dun & Bradstreet                                          474              41
   Eaton (A)                                               3,200             272
   Emerson Electric                                       29,718           1,469
   Equifax                                                 1,600              54
   Expeditors International of Washington                158,100           6,798
   Fastenal                                               26,800           1,157
   FedEx (A)                                              65,825           5,186
   First Solar * (A)                                       7,200           1,964
   Flowserve (A)                                          12,531           1,713
   Fluor (A)                                              17,570           3,269
   Foster Wheeler *                                        8,800             644

                                                                    Market Value
Description                                              Shares    ($ Thousands)
-----------------------------------------------------   --------   -------------
   Gardner Denver *                                       33,700   $       1,914
   GATX                                                    2,554             113
   General Cable *                                         1,000              61
   General Dynamics                                        7,382             621
   General Electric (A)                                  856,820          22,868
   Goodrich                                               16,000             759
   Harsco (A)                                             32,323           1,759
   Hertz Global Holdings *                                61,635             592
   Honeywell International                                33,674           1,693
   Hubbell, Cl B                                           9,900             395
   Illinois Tool Works                                     5,800             275
   Ingersoll-Rand, Cl A (A)                               55,853           2,090
   ITT                                                       618              39
   Jacobs Engineering Group * (A)                         29,291           2,364
   JB Hunt Transport Services                              4,400             146
   Joy Global                                                700              53
   Kansas City Southern *                                  1,100              48
   KBR (A)                                                54,929           1,918
   Kennametal                                              8,059             262
   Kirby *                                                 4,900             235
   L-3 Communications Holdings (A)                        19,800           1,799
   Landstar System                                         1,300              72
   Lennox International (A)                               27,200             788
   Lincoln Electric Holdings                               2,200             173
   Lockheed Martin (A)                                    67,463           6,656
   Manitowoc (A)                                          20,202             657
   Manpower (A)                                           64,662           3,766
   McDermott International *                               4,800             297
   NCI Building Systems *                                  1,300              48
   Norfolk Southern (A)                                   45,600           2,858
   Northrop Grumman (A)                                   63,783           4,267
   Northwest Airlines *                                   22,700             151
   Owens Corning *                                         3,300              75
   PACCAR                                                  4,488             188
   Pall                                                    1,300              52
   Parker Hannifin (A)                                    42,600           3,038
   Pentair                                                 2,100              74
   Precision Castparts                                    13,680           1,318
   Quanta Services * (A)                                  55,415           1,844
   Raytheon (A)                                           77,605           4,368
   Republic Services                                      17,300             514
   Robert Half International (A)                          35,400             849
   Rockwell Automation                                     2,100              92
   Rockwell Collins                                          254              12
   Roper Industries                                        4,138             273
   RR Donnelley & Sons                                     8,805             261
   Ryder System                                           22,000           1,515
   Shaw Group *                                            1,200              74
   Southwest Airlines                                    181,256           2,364
   SPX                                                     4,794             632
   Steelcase, Cl A                                        78,461             787
   Stericycle * (A)                                       38,970           2,015
   Terex *                                                 1,500              77
   Textron                                                14,700             705
   Timken                                                 65,325           2,152
   Toro                                                    2,000              67
   Tyco International (A)                                 45,100           1,806
   UAL                                                     4,500              23
   Union Pacific                                           9,278             700
   United Parcel Service, Cl B                           119,514           7,347
   United Technologies                                    19,904           1,228
   URS *                                                   7,900             332
   UTI Worldwide                                          10,711             214

              SEI Institutional Managed Trust / Quarterly Report / June 30, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Diversified Alpha Fund
June 30, 2008

                                                                    Market Value
Description                                              Shares    ($ Thousands)
-----------------------------------------------------   --------   -------------
   WESCO International * (A)                              28,191   $       1,129
   WW Grainger (A)                                        13,400           1,096
                                                                   -------------
                                                                         159,257
                                                                   -------------
INFORMATION TECHNOLOGY -- 19.8%
   Accenture, Cl A (A)                                   110,451           4,498
   Activision *                                            9,600             327
   ADC Telecommunications *                                5,900              87
   Adobe Systems * (A)                                    91,700           3,612
   Advanced Micro Devices *                               18,100             106
   Affiliated Computer Services, Cl A *                   10,200             546
   Agilent Technologies *                                 24,900             885
   Alliance Data Systems *                                   300              17
   Altera                                                  1,000              21
   Amdocs * (A)                                           53,273           1,567
   Amkor Technology *                                     72,200             752
   Amphenol, Cl A                                          6,600             296
   Analog Devices                                         78,700           2,500
   Apple * (A)                                            65,148          10,908
   Applied Materials                                       6,595             126
   Arrow Electronics *                                    13,232             406
   AuthenTec *                                            16,000             167
   Autodesk *                                              2,300              78
   Automatic Data Processing (A)                          88,201           3,696
   Avnet * (A)                                           114,965           3,136
   Avocent *                                               5,900             110
   AVX (A)                                                53,854             609
   BMC Software * (A)                                     61,400           2,210
   Broadcom, Cl A * (A)                                   61,700           1,684
   Broadridge Financial Solutions                         41,613             876
   Brocade Communications Systems *                       83,200             686
   CA                                                     70,375           1,625
   Cabot Microelectronics *                                3,300             109
   Cadence Design Systems *                               72,452             732
   Celestica *                                            90,200             760
   Check Point Software Technologies * (A)                74,900           1,773
   Ciena * (A)                                            58,000           1,344
   Cisco Systems * (A)                                   203,630           4,736
   Citrix Systems *                                        4,000             118
   Cognex                                                 10,800             249
   CommScope *                                             5,100             269
   Computer Sciences *                                       105               5
   Compuware * (A)                                       194,700           1,857
   Convergys * (A)                                       102,439           1,522
   Corning                                               200,721           4,627
   Cree *                                                 10,300             235
   Cypress Semiconductor *                                 2,700              67
   Daktronics                                              8,200             165
   Dell *                                                 30,200             661
   Dolby Laboratories, Cl A *                              1,200              48
   DST Systems *                                           2,221             122
   Earthlink *                                            54,600             472
   eBay * (A)                                            383,410          10,479
   Electronic Arts *                                       2,300             102
   Electronic Data Systems (A)                           121,716           2,999
   EMC *                                                  44,800             658
   Factset Research Systems (A)                           20,000           1,127
   Fairchild Semiconductor International * (A)             7,095              83
   Fidelity National Information Services                  2,146              79
   Fiserv *                                                2,300             104
   Global Payments (A)                                    45,600           2,125

                                                                    Market Value
Description                                              Shares    ($ Thousands)
-----------------------------------------------------   --------   -------------
   Google, Cl A * (A)                                     27,394   $      14,421
   Harris                                                    901              45
   Hewitt Associates, Cl A * (A)                          62,900           2,411
   Hewlett-Packard (A)                                   393,794          17,410
   Ingram Micro, Cl A *                                   64,761           1,150
   Integral Systems                                        4,600             178
   Integrated Device Technology *                        182,100           1,810
   Intel (A)                                             168,533           3,620
   International Business Machines (A)                    45,362           5,377
   Intersil, Cl A (A)                                     46,500           1,131
   Intuit *                                              271,100           7,474
   Iron Mountain *                                        13,700             364
   Jabil Circuit (A)                                      78,981           1,296
   Juniper Networks * (A)                                127,300           2,824
   Kla-Tencor                                                500              20
   Linear Technology (A)                                  42,500           1,384
   Mastercard, Cl A (A)                                   49,440          13,127
   McAfee *                                               15,200             517
   MEMC Electronic Materials *                             4,474             275
   Metavante Technologies *                                3,100              70
   Mettler Toledo International *                          4,762             452
   Micrel                                                 39,100             358
   Micron Technology *                                     9,500              57
   Microsoft (A)                                         803,624          22,108
   Molex (A)                                              63,141           1,541
   Motorola (A)                                          149,924           1,100
   Multi-Fineline Electronix *                             6,500             180
   National Instruments                                    1,400              40
   National Semiconductor                                 88,261           1,813
   NAVTEQ *                                                7,800             601
   NetApp * (A)                                           55,200           1,196
   NeuStar, Cl A *                                         4,600              99
   Nvidia * (A)                                           18,500             346
   Oracle * (A)                                          178,508           3,749
   Photon Dynamics *                                      11,700             176
   QLogic * (A)                                          207,700           3,030
   Qualcomm (A)                                          379,100          16,821
   Rambus *                                                2,900              55
   Research In Motion *                                   93,000          10,872
   Salesforce.com *                                        1,800             123
   SanDisk *                                               1,500              28
   Seagate Technology (A)                                529,600          10,131
   Silicon Laboratories * (A)                             43,600           1,574
   Sun Microsystems * (A)                                675,924           7,354
   Symantec * (A)                                        228,056           4,413
   Synopsys *                                            146,183           3,495
   Tech Data * (A)                                        76,920           2,607
   Teradata *                                            225,000           5,207
   Teradyne *                                            124,213           1,375
   Texas Instruments (A)                                 349,466           9,841
   Trimble Navigation *                                    4,700             168
   Tyco Electronics                                       10,467             375
   Unisys * (A)                                          302,265           1,194
   Valueclick *                                           29,900             453
   Varian Semiconductor Equipment Associates *             2,300              80
   VeriSign *                                            109,800           4,150
   Visa, Cl A                                            100,000           8,131
   Vishay Intertechnology * (A)                          113,184           1,004
   VMware, Cl A *                                            600              32
   Volterra Semiconductor *                               25,900             447
   Western Digital *                                      25,000             863
   Western Union (A)                                      67,593           1,671

              SEI Institutional Managed Trust / Quarterly Report / June 30, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Diversified Alpha Fund
June 30, 2008

                                                                    Market Value
Description                                              Shares    ($ Thousands)
-----------------------------------------------------   --------   -------------
   Xerox (A)                                             110,340   $       1,496
   Yahoo! *                                               51,745           1,069
   Zebra Technologies, Cl A *                             16,100             526
                                                                   -------------
                                                                         286,463
                                                                   -------------
MATERIALS -- 3.8%
   Air Products & Chemicals                                6,800             672
   AK Steel Holding                                       13,062             901
   Alcoa (A)                                             101,600           3,619
   Allegheny Technologies                                    400              24
   Ashland                                                95,547           4,605
   Ball                                                   12,000             573
   Cabot (A)                                              79,962           1,944
   Carpenter Technology (A)                               27,400           1,196
   Celanese, Ser A (A)                                    27,600           1,260
   Cleveland-Cliffs                                        3,700             441
   Crown Holdings *                                        3,100              81
   Dow Chemical (A)                                       86,700           3,027
   Eastman Chemical                                       12,000             826
   Ecolab                                                 16,282             700
   FMC                                                     8,600             666
   Freeport-McMoRan Copper & Gold, Cl B                    4,850             568
   Greif, Cl A                                            31,100           1,991
   Huntsman                                                7,600              87
   International Flavors & Fragrances                      4,900             191
   International Paper (A)                                53,200           1,240
   Lubrizol                                               21,000             973
   Monsanto (A)                                           26,059           3,295
   Mosaic * (A)                                           21,400           3,097
   Nalco Holding (A)                                     182,390           3,858
   Newmont Mining (A)                                     33,197           1,731
   Nucor (A)                                              35,300           2,636
   Olin                                                    2,800              73
   OM Group *                                              5,600             184
   Owens-Illinois *                                       21,900             913
   Packaging Corp of America                               4,400              95
   Pactiv *                                                6,700             142
   PPG Industries                                          8,900             511
   Praxair                                                76,715           7,230
   Reliance Steel & Aluminum                              20,300           1,565
   RPM International                                      20,985             432
   Schnitzer Steel Industries, Cl A                       13,200           1,513
   Sealed Air                                              9,366             178
   Sigma-Aldrich                                           9,100             490
   Southern Copper                                         4,600             490
   Steel Dynamics                                          4,100             160
   Terra Industries                                       15,500             765
   United States Steel                                     1,100             203
                                                                   -------------
                                                                          55,146
                                                                   -------------
TELECOMMUNICATION SERVICES -- 3.2%
   American Tower, Cl A * (A)                             33,741           1,426
   AT&T (A)                                              629,945          21,223
   CenturyTel (A)                                         35,400           1,260
   Citizens Communications                                 5,311              60
   Crown Castle International *                          173,500           6,720
   Embarq                                                    722              34
   Leap Wireless International * (A)                      28,000           1,209
   MetroPCS Communications *                              10,758             190
   NII Holdings *                                          1,862              88
   Qwest Communications International                     73,513             289
   Sprint Nextel (A)                                     152,700           1,451
   Telephone & Data Systems                               17,677             836

                                                                    Market Value
Description                                              Shares    ($ Thousands)
-----------------------------------------------------   --------   -------------
   US Cellular * (A)                                      36,577   $       2,068
   Verizon Communications (A)                            209,800           7,427
   Windstream (A)                                        142,552           1,759
                                                                   -------------
                                                                          46,040
                                                                   -------------
UTILITIES -- 3.0%
   AES * (A)                                              57,100           1,097
   AGL Resources                                          13,800             477
   Allegheny Energy                                        1,121              56
   Alliant Energy                                         56,678           1,942
   Ameren                                                 15,600             659
   American Electric Power                                19,400             780
   Atmos Energy                                           20,500             565
   Centerpoint Energy                                     63,100           1,013
   Consolidated Edison (A)                                25,900           1,012
   Constellation Energy Group                              7,300             599
   Dominion Resources                                     26,694           1,268
   DPL                                                     6,000             158
   DTE Energy (A)                                         41,700           1,770
   Duke Energy (A)                                        70,800           1,230
   Dynegy, Cl A *                                        118,191           1,011
   Edison International (A)                               83,332           4,282
   Energen                                                 6,500             507
   Energy East                                            22,600             559
   Entergy                                                 6,700             807
   Equitable Resources                                     8,400             580
   Exelon                                                  2,874             259
   FirstEnergy (A)                                        21,865           1,800
   FPL Group                                              19,000           1,246
   Hawaiian Electric Industries                            4,600             114
   MDU Resources Group                                    17,131             597
   National Fuel Gas                                       1,800             107
   NiSource                                               84,200           1,509
   NRG Energy *                                           17,100             734
   NSTAR                                                   2,100              71
   OGE Energy                                              1,700              54
   Oneok                                                  11,700             571
   Pepco Holdings (A)                                     41,200           1,057
   PG&E (A)                                               32,391           1,286
   Pinnacle West Capital                                   3,700             114
   PPL                                                    27,962           1,462
   Progress Energy                                        13,600             569
   Public Service Enterprise Group (A)                    71,402           3,279
   Puget Energy                                            8,200             197
   Questar                                                 5,200             369
   Reliant Energy * (A)                                  189,281           4,026
   SCANA                                                   1,300              48
   Sempra Energy                                           1,292              73
   Sierra Pacific Resources                               92,276           1,173
   Southern                                                9,227             322
   Southern Union                                          8,248             223
   UGI                                                    32,200             924
   Vectren                                                 2,500              78
   Wisconsin Energy                                        2,500             113
   Xcel Energy                                             6,471             130
                                                                   -------------
                                                                          42,877
                                                                   -------------
Total Common Stock
   (Cost $1,422,958) ($ Thousands)                                     1,387,787
                                                                   -------------

              SEI Institutional Managed Trust / Quarterly Report / June 30, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Diversified Alpha Fund
June 30, 2008

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
------------------------------------------------   -------------   -------------
MORTGAGE-BACKED SECURITIES -- 12.0%
AGENCY MORTGAGE-BACKED OBLIGATIONS -- 6.7%
   FHLMC
         6.000%, 03/01/23                          $       2,000   $       2,050
   FHLMC CMO STRIPS, Ser 232, Cl IO, IO
         5.000%, 08/01/35                                  5,997           1,506
   FHLMC CMO STRIPS, Ser 233, Cl 12, IO
         5.000%, 09/15/35                                  1,003             228
   FNMA TBA
         6.500%, 07/01/32                                  6,000           6,176
         6.000%, 07/01/21                                 37,000          37,925
         5.500%, 07/01/22 to 07/01/37                     43,000          43,366
   FNMA ARM
         5.498%, 05/01/36                                    843             857
   FNMA CMO STRIPS, Ser 359, Cl 6, IO
         5.000%, 11/01/35                                    373              87
   FNMA CMO STRIPS, Ser 360, Cl 2, IO
         5.000%, 08/01/35                                 15,966           4,019
   GNMA ARM
         5.625%, 08/20/34                                    355             358
                                                                   -------------
                                                                          96,572
                                                                   -------------
NON-AGENCY MORTGAGE-BACKED OBLIGATIONS -- 5.3%
   American Home Mortgage Assets,
      Ser 2006-3, Cl M5
         3.103%, 07/25/08 (B)                                250              44
   American Home Mortgage Investment
      Trust, Ser 2005-1, Cl 6A
         5.294%, 07/25/08 (B)                              3,630           3,053
   American Home Mortgage Investment
      Trust, Ser 2005-4, Cl 5A
         5.350%, 07/25/08 (B)                              1,991           1,679
   American Home Mortgage Investment
      Trust, Ser 2006-1, Cl 2A3
         5.100%, 07/25/08 (B)                              1,164             975
   Banc of America Commercial
      Mortgage, Ser 2005-5, Cl AM
         5.176%, 10/10/45 (B)                              1,762           1,661
   Banc of America Commercial
      Mortgage, Ser 2005-6, Cl AM
         5.352%, 09/10/47 (B)                              1,619           1,526
   Banc of America Commercial
      Mortgage, Ser 2006-2, Cl A4
         5.929%, 07/01/08 (B)                              1,911           1,866
   Banc of America Commercial
      Mortgage, Ser 2006-3, Cl A4
         5.889%, 07/10/44 (B)                              1,854           1,817
   Banc of America Commercial
      Mortgage, Ser 2007-3, Cl A4
         5.838%, 06/10/49 (B)                              5,050           4,774
   Citigroup Commercial Mortgage Trust,
      Ser 2006-C4, Cl A3
         5.725%, 08/15/08 (B)                              3,249           3,169
   Countrywide Alternative Loan Trust,
      Ser 2004-33, Cl 1A1
         6.726%, 07/01/08 (B)                                255             210
   Countrywide Alternative Loan Trust,
      Ser 2005-69, Cl M3
         3.633%, 07/27/08 (B)                                235              35

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
------------------------------------------------   -------------   -------------
   Countrywide Alternative Loan Trust,
      Ser 2005-IM1, Cl M3
         4.483%, 07/27/08 (B)                      $         375   $          56
   Countrywide Alternative Loan Trust,
      Ser 2006-OA11, Cl M3
         2.913%, 07/25/08 (B)                                500              48
   Countrywide Alternative Loan Trust,
      Ser 2006-OA16, Cl M5
         3.032%, 07/25/08 (B)                                225              23
   Countrywide Home Loans, Ser 2004-22,
      Cl A1
         5.091%, 07/01/08 (B)                                378             365
   Countrywide Home Loans, Ser 2006-
      OA4, Cl M4
         3.302%, 07/27/08 (B)                                285              63
   Countrywide Home Loans, Ser 2006-
      OA4, Cl M5
         3.353%, 07/27/08 (B)                                195              34
   Countrywide Home Loans, Ser 2006-
      OA5, Cl 1M4
         3.533%, 07/27/08 (B)                                275              28
   Countrywide Home Loans, Ser 2007-
      HYB1, Cl 1A1
         5.551%, 07/01/08 (B)                              1,591           1,479
   Credit Suisse Mortgage Capital
      Certificates, Ser 2006-C3, Cl A3
         6.021%, 08/15/08 (B)                              2,381           2,335
   Downey Savings & Loan Association
      Mortgage Loan Trust, Ser 2004-AR4, Cl B1
         3.083%, 07/19/08 (B)                                268             102
   First Horizon Alternative Mortgage
      Trust, Ser 2006-AA6, Cl 2A1
         5.636%, 07/01/08 (B)                              3,028           2,253
   First Horizon Mortgage Pass-Through,
      Ser 2006-AR3, Cl 1A1
         5.666%, 07/01/08 (B)                                651             625
   Greenwich Capital Commercial
      Funding, Ser 2006-GG7, Cl AM
         6.112%, 07/01/08 (B)                              2,100           1,988
   GS Mortgage Securities II, Ser 2006-
      GG6, Cl AM
         5.622%, 08/10/08 (B)                              3,800           3,529
   Impac CMB Trust, Ser 2004-10, Cl 4M1
         3.083%, 07/25/08 (B)                                242             167
   Impac Secured Assets CMO Owner
      Trust, Ser 2007-1, Cl A1
         2.543%, 07/25/08 (B)                              4,792           4,129
   Impac Secured Assets CMO Owner
      Trust, Ser 2007-2, Cl 1A1A
         2.593%, 07/29/08 (B)                              2,948           2,568
   Indymac Index Mortgage Loan Trust,
      Ser 2006-AR12, Cl M2
         3.032%, 07/25/08 (B)                                235              36
   Indymac Index Mortgage Loan Trust,
      Ser 2006-AR2, Cl M6
         4.232%, 07/25/08 (B)                                240              54
   Indymac Index Mortgage Loan Trust,
      Ser 2006-AR4, Cl M4
         3.183%, 07/25/08 (B)                                165              33

              SEI Institutional Managed Trust / Quarterly Report / June 30, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Diversified Alpha Fund
June 30, 2008

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
------------------------------------------------   -------------   -------------
   JP Morgan Chase Commercial
      Mortgage Securities, Ser 2006-LDP9,
      Cl A3
         5.336%, 05/15/47                          $       1,155   $       1,083
   JP Morgan Chase Commercial
      Mortgage Securities, Ser 2007-CB18,
      Cl A4
         5.716%, 11/15/17                                  7,000           6,569
         5.440%, 07/01/08                                  5,050           4,697
   Merrill Lynch Mortgage Investors,
      Ser 2005-A4, Cl 1A
         5.382%, 07/01/08 (B)                                374             361
   Merrill Lynch Mortgage Investors,
      Ser 2006-1, Cl 1A
         5.281%, 07/01/08 (B)                              1,413           1,340
   Merrill Lynch Mortgage Trust,
      Ser 2005-CKI1, Cl A6
         5.416%, 11/12/37 (B)                              2,316           2,235
   Merrill Lynch Mortgage Trust,
      Ser 2008-C1, Cl AM
         6.266%, 08/12/08 (B)                                756             725
   Merrill Lynch/Countrywide Commercial
      Mortgage, Ser 2006-4, Cl A3
         5.172%, 12/12/49 (B)                              5,667           5,274
   Morgan Stanley Mortgage Loan Trust,
      Ser 2007-14AR, Cl 6A1
         6.470%, 08/25/08 (B)                              1,786           1,440
   Nomura Asset Acceptance, Ser 2007-1,
      Cl 1A1A
         5.995%, 07/09/08                                  1,845           1,776
   Residential Accredit Loans, Ser 2006-
      QO1, Cl 2A3
         2.882%, 07/27/08 (B)                                312             122
   Residential Accredit Loans, Ser 2006-
      QO3, Cl M5
         3.263%, 07/25/08 (B)                                250              18
   Residential Accredit Loans, Ser 2006-
      QO3, Cl M4
         3.203%, 07/25/08 (B)                                250              20
   Residential Accredit Loans, Ser 2006-
      QO6, Cl M5
         2.982%, 07/29/08 (B)                                350              18
   Residential Asset Securitization Trust,
      Ser 2004-IP2, Cl 3A1
         5.254%, 07/25/08 (B)                              1,121           1,107
   Structured Adjustable Rate Mortgage
      Loan Trust, Ser 2005-16XS, Cl M2
         3.382%, 07/25/08 (B)                                505              61
   Structured Adjustable Rate Mortgage
      Loan Trust, Ser 2007-9, Cl 2A1
         5.996%, 08/25/08 (B)                              1,831           1,365
   Structured Asset Mortgage Investments,
      Ser 2006-AR1, Cl B4
         3.432%, 07/27/08 (B)                                191              23
   Structured Asset Mortgage Investments,
      Ser 2006-AR1, Cl B5
         3.533%, 07/27/08 (B)                                121              15
   Structured Asset Securities, Ser 2006-
      NC1, Cl A4
         2.633%, 07/25/08 (B)                                300             238

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
------------------------------------------------   -------------   -------------
   Washington Mutual Alternative
      Mortgage Pass-Through Certificates,
      Ser 2007-HY2, Cl 1A1
         5.734%, 04/25/37 (B)                      $       1,052   $         782
   Washington Mutual Mortgage Pass
      Through Certificates, Ser 2007-HY4,
      Cl 1A1
         5.553%, 07/01/08 (B)                              4,108           3,893
   Washington Mutual Mortgage Pass
      Through Certificates, Ser 2007-HY6,
      Cl 1A1
         5.673%, 06/25/37 (B)                              3,393           3,052
                                                                   -------------
                                                                          76,938
                                                                   -------------
Total Mortgage-Backed Securities
   (Cost $185,115) ($ Thousands)                                         173,510
                                                                   -------------
ASSET-BACKED SECURITIES -- 3.2%
MORTGAGE RELATED SECURITIES -- 1.3%
   ABSC NIM Trust, Ser 2005-HE6, Cl A1
         5.050%, 08/27/35 (C)                                 29              --
   Ace Securities, Ser 2003-OP1, Cl M1
         3.183%, 07/26/08 (B)                                500             403
   Ace Securities, Ser 2005-HE7, Cl A2D
         2.813%, 07/25/08 (B)                                800             688
   Aegis Asset-Backed Securities Trust,
      Ser 2003-3, Cl M1
         3.183%, 07/25/08 (B)                                 38              31
   Ameriquest Mortgage Securities,
      Ser 2003-2, Cl M1
         3.832%, 07/25/08 (B)                                404             320
   Argent Securities, Ser 2003-W5, Cl M1
         3.183%, 07/25/08 (B)                                250             215
   Argent Securities, Ser 2003-W9, Cl M1
         3.173%, 07/26/08 (B)                                343             273
   Asset-Backed Funding Certificates,
      Ser 2005-AQ1, Cl A2
         4.300%, 06/25/35 (D)                                279             276
   Asset-Backed Securities Home Equity
      Loan Trust, Ser 2003-HE5, Cl M1
         3.596%, 07/15/08 (B)                                547             474
   Bear Stearns Asset-Backed Securities
      NIM, Ser 2005-HE11, Cl A1
         5.500%, 11/25/35 (C)                                116              --
   Bear Stearns Asset-Backed Securities
      Trust, Ser 2006-HE7, Cl 2A2
         2.643%, 07/25/08 (B)                              1,300           1,103
   Bear Stearns Asset-Backed Securities
      Trust, Ser 2007-HE4, Cl 1A1
         2.603%, 07/31/08 (B)                              2,029           1,956
   Countrywide Asset-Backed Certificates,
      Ser 2006-S1, Cl A2
         5.549%, 08/25/21                                  1,210           1,093
   Home Equity Asset Trust, Ser 2003-4,
      Cl M2
         4.883%, 07/25/08 (B)                                271             223
   Home Equity Asset Trust, Ser 2006-5,
      Cl 2A3
         2.633%, 07/25/08 (B)                                250             214
   Home Equity Mortgage Trust, Ser 2006-
      5, Cl A1
         5.500%, 01/25/37                                  2,093             671

              SEI Institutional Managed Trust / Quarterly Report / June 30, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Diversified Alpha Fund
June 30, 2008

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
------------------------------------------------   -------------   -------------
   Irwin Home Equity, Ser 2007-1, Cl 2A1
         2.633%, 07/17/08 (B) (C)                  $       3,797   $       2,848
   Morgan Stanley ABS Capital I,
      Ser 2003-NC10, Cl M1
         3.503%, 07/27/08 (B)                                583             492
   New Century Home Equity Loan Trust,
      Ser 2005-A, Cl A2
         4.461%, 07/25/08 (D)                                185             183
   Novastar Home Equity Loan, Ser 2007-
      1, Cl A2A1
         2.582%, 07/31/08 (B)                              2,775           2,642
   Option One Mortgage Loan Trust,
      Ser 2003-5, Cl M1
         3.133%, 07/23/08 (B)                                140             110
   Option One Mortgage Loan Trust,
      Ser 2006-1, Cl M11
         4.983%, 07/27/08 (B) (C)                            190               5
   Option One Mortgage Loan Trust,
      Ser 2007-HL1, Cl 2A1
         2.603%, 07/26/08 (B)                              2,357           2,187
   Residential Asset Securities, Ser 2005-
      KS12, Cl A3
         2.803%, 07/25/08 (B)                                800             757
   Terwin Mortgage Trust, Ser 2006-
      2HGS, Cl A1
         4.500%, 03/25/37 (B) (C)                          1,512             442
   Terwin Mortgage Trust, Ser 2006-4SL,
      Cl A1
         4.500%, 05/25/37 (B) (C)                          1,560             705
   Terwin Mortgage Trust, Ser 2006-6, Cl 1A1
         4.500%, 07/25/37 (B)                                772             409
   Wells Fargo Home Equity Trust,
      Ser 2004-2, Cl M8A
         5.483%, 07/28/08 (B) (C)                            194              79
                                                                   -------------
                                                                          18,799
                                                                   -------------
OTHER ASSET-BACKED SECURITIES -- 1.9%
   Aames Mortgage Investment Trust,
      Ser 2005-4, Cl B2
         5.233%, 07/25/08 (B)                                170               4
   Carrington Mortgage Loan Trust,
      Ser 2007-FRE1, Cl A1
         2.603%, 07/25/08 (B)                              1,736           1,679
   Chase Funding Mortgage Loan Asset-
      Backed Certificates, Ser 2003-6,
      Cl 1A3
         3.340%, 05/25/26                                     90              90
   Countrywide Asset-Backed Certificates,
      Ser 2003-5, Cl MV2
         4.083%, 07/25/08 (B)                                260             199
   Countrywide Asset-Backed Certificates,
      Ser 2005-7, Cl MV8
         3.932%, 07/27/08 (B)                                250              80
   Credit-Based Asset Servicing and
      Securitization, Ser 2005-CB2, Cl M1
         2.923%, 07/25/08 (B)                                102              87
   Credit-Based Asset Servicing and
      Securitization, Ser 2007-CB4,
      Cl A2A
         5.844%, 07/01/08 (D)                              1,956           1,944

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
------------------------------------------------   -------------   -------------
   Credit-Based Asset Servicing and
      Securitization, Ser 2007-CB4,
      Cl A1A
         2.572%, 07/25/08 (B)                      $       1,874   $       1,767
   FBR Securitization Trust, Ser 2005-2,
      Cl M10
         4.732%, 07/28/08 (B)                                 71               1
   First Franklin Mortgage Loan Asset-
      Backed Certificates, Ser 2006-FF11,
      Cl M1
         2.733%, 07/06/08 (B)                              3,500             672
   First Franklin Mortgage Loan Asset-
      Backed Certificates, Ser 2006-FF14,
      Cl A2
         2.543%, 07/25/08 (B)                              2,119           1,953
   GSAMP Trust, Ser 2007-HE2, Cl A2A
         2.513%, 07/20/08 (B)                              2,053           1,953
   Lehman XS Trust, Ser 2005-5N, Cl M4
         4.232%, 07/31/08 (B)                                725             109
   Lehman XS Trust, Ser 2005-5N, Cl M3
         3.482%, 07/25/08 (B)                                600             195
   Lehman XS Trust, Ser 2005-7N,
      Cl M51
         3.733%, 07/31/08 (B)                                150              30
   Lehman XS Trust, Ser 2005-7N, Cl M7I
         4.232%, 07/27/08 (B)                                325              49
   Lehman XS Trust, Ser 2005-9N, Cl M6
         4.232%, 07/30/08 (B)                                415              83
   Lehman XS Trust, Ser 2005-9N, Cl M4
         3.882%, 07/30/08 (B)                                225              56
   Lehman XS Trust, Ser 2006-12N,
      Cl M4
         3.032%, 07/25/08 (B)                                270              31
   Lehman XS Trust, Ser 2006-12N,
      Cl M5
         3.083%, 07/25/08 (B)                                150              30
   Lehman XS Trust, Ser 2006-2N, Cl M5
         3.633%, 07/27/08 (B)                                240              66
   Long Beach Mortgage Loan Trust,
      Ser 2005-WL2, Cl M1
         2.953%, 07/25/08 (B)                                700             568
   Long Beach Mortgage Loan Trust,
      Ser 2006-WL1, Cl 1A3
         2.813%, 07/27/08 (B)                                560             491
   Merrill Lynch Mortgage Investors NIM
      Trust, Ser 2005-FF6, Cl N1
         4.500%, 05/25/36 (C)                                 43              --
   Merrill Lynch Mortgage Investors,
      Ser 2007-HE2, Cl A2A
         2.603%, 07/30/08 (B)                              2,250           2,115
   Merrill Lynch Mortgage Investors,
      Ser 2007-SL1, Cl A1
         2.783%, 07/11/08 (B)                              2,122           1,056
   Morgan Stanley ABS Capital I,
      Ser 2005-HE6, Cl A2C
         2.803%, 07/25/08 (B)                              1,600           1,352
   Ownit Mortgage Loan Asset Backed
      Certificates, Ser 2006-1, Cl AF1
         5.424%, 12/25/36 (D)                                527             526
   RAAC Series, Ser 2007-SP1, Cl A1
         2.633%, 07/10/08 (B)                              2,218           2,097

              SEI Institutional Managed Trust / Quarterly Report / June 30, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Diversified Alpha Fund
June 30, 2008

                                                    Face Amount
                                                   ($ Thousands)    Market Value
Description                                           /Shares      ($ Thousands)
------------------------------------------------   -------------   -------------
   Resmae Mortgage Loan Trust,
      Ser 2006-1, Cl A2B
         2.633%, 07/25/08 (B) (C)                  $       1,000   $         875
   Saco I Trust, Ser 2005-10, Cl 2A1
         2.743%, 07/30/08 (B)                              2,564           2,209
   Securitized Asset-Backed Receivables
      Trust LLC, Ser 2005-HE1, Cl A3C
         2.813%, 07/25/08 (B)                                400             373
   SLM Student Loan Trust, Ser 2006-C,
      Cl C
         2.861%, 09/15/08 (B)                              1,000             660
   Structured Asset Investment Loan Trust,
      Ser 2003-BC4, Cl M2
         5.483%, 07/25/08 (B)                                163             136
   Structured Asset Investment Loan Trust,
      Ser 2005-4, Cl M11
         4.983%, 07/25/08 (B)                                250               2
   Structured Asset Securities, Ser 2007-
      BC1, Cl A4
         2.613%, 07/25/08 (B)                              1,400           1,004
   Wachovia Student Loan Trust,
      Ser 2006-1, Cl B
         3.160%, 09/29/08 (B) (C)                          3,200           2,728
                                                                   -------------
                                                                          27,270
                                                                   -------------
Total Asset-Backed Securities
   (Cost $61,998) ($ Thousands)                                           46,069
                                                                   -------------
CORPORATE OBLIGATIONS -- 0.0%
FINANCIALS -- 0.0%
   Discover Financial Services
         6.450%, 06/12/17 (C)                                115              97
   Shinsei Finance Cayman
         6.418%, 01/29/49 (B) (C)                            400             281
   Washington Mutual Preferred Funding
         6.534%, 03/29/49 (B) (C)                            400             178
                                                                   -------------
Total Corporate Obligations
   (Cost $915) ($ Thousands)                                                 556
                                                                   -------------
CASH EQUIVALENT -- 7.8%
   SEI Daily Income Trust, Prime
      Obligation Fund, Cl A, 2.530%**++               112,441,954        112,442
                                                                   -------------
Total Cash Equivalent
   (Cost $112,442) ($ Thousands)                                         112,442
                                                                   -------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 1.0%
   FNMA
      2.081%, 09/24/08 (E)                                   150             149
      2.621%, 12/10/08 (E)                                  1650           1,631
      2.016%, 08/13/08 (E)                                  1021           1,018
      10.444%, 02/02/09 (E)                                2,800           2,757
   FHLMC
      2.102%, 11/03/08 (E)                                  8379           8,307
      2.094%, 07/11/08 (E)                                   300             300
                                                                   -------------
Total U.S. Government Agency
Obligations
   (Cost $14,174) ($ Thousands)                                           14,162
                                                                   -------------

                                                    Face Amount
                                                   ($ Thousands)    Market Value
Description                                           /Shares      ($ Thousands)
------------------------------------------------   -------------   -------------
U.S. TREASURY OBLIGATIONS -- 0.3%
   U.S. Treasury Inflation Protected
      Security
      2.375%, 04/15/11                             $       1,434   $       1,519
   U.S. Treasury Bills
      2.175%, 12/04/08 (E) (F)                                50              50
      1.824%, 08/21/08 (E)                                 3,609           3,600
                                                                   -------------
Total U.S. Treasury Obligations
   (Cost $5,078) ($ Thousands)                                             5,169
                                                                   -------------
Total Investments -- 120.5%
   (Cost $1,802,680) ($ Thousands) @                               $   1,739,695
                                                                   =============
COMMON STOCK SOLD SHORT -- (14.7)%
CONSUMER DISCRETIONARY -- (2.9)%
   Advance Auto Parts                                     (5,972)           (232)
   Amazon.com*                                           (11,800)           (865)
   Apollo Group, Cl A*                                   (24,545)         (1,086)
   Autozone*                                                (648)            (78)
   Bed Bath & Beyond*                                    (35,300)           (992)
   Career Education*                                     (16,039)           (234)
   Carnival                                               (7,923)           (261)
   Centex                                                (64,400)           (861)
   Central European Media Enterprises, Cl A*             (47,065)         (4,261)
   Circuit City Stores                                  (177,289)           (512)
   Clear Channel Communications                          (16,100)           (567)
   Clear Channel Outdoor Holdings, Cl A*                 (20,800)           (371)
   Coldwater Creek*                                      (46,900)           (248)
   CTC Media*                                            (36,164)           (892)
   Dick's Sporting Goods*                               (122,500)         (2,173)
   Discovery Holding, Cl A*                             (127,986)         (2,811)
   DISH Network, Cl A*                                   (28,100)           (823)
   DR Horton                                             (53,102)           (576)
   DreamWorks Animation SKG, Cl A*                       (87,142)         (2,598)
   Eastman Kodak                                         (11,700)           (169)
   EW Scripps, Cl A                                       (1,800)            (75)
   Fortune Brands                                           (900)            (56)
   Gentex                                                (62,631)           (904)
   Hillenbrand                                            (4,900)           (105)
   International Game Technology                          (1,900)            (47)
   ITT Educational Services*                              (6,985)           (577)
   KB Home                                               (42,190)           (714)
   Las Vegas Sands*                                      (50,423)         (2,392)
   Marriott International, Cl A                           (2,900)            (76)
   MGM Mirage*                                           (37,400)         (1,267)
   Mohawk Industries*                                     (6,873)           (441)
   News, Cl A                                            (26,100)           (393)
   O'Reilly Automotive*                                  (42,600)           (952)
   Orient-Express Hotels, Cl A                           (26,100)         (1,134)
   Phillips-Van Heusen                                   (28,400)         (1,040)
   Pulte Homes                                          (176,500)         (1,700)
   Quiksilver*                                           (19,800)           (194)
   Ryland Group                                           (5,668)           (124)
   Saks*                                                 (62,100)           (682)
   Sally Beauty Holdings*                                (72,100)           (466)
   Scientific Games, Cl A*                              (146,404)         (4,337)
   Toll Brothers*                                        (27,767)           (520)
   Weight Watchers International                         (21,013)           (748)

              SEI Institutional Managed Trust / Quarterly Report / June 30, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Diversified Alpha Fund
June 30, 2008

                                                                    Market Value
Description                                              Shares    ($ Thousands)
-----------------------------------------------------   --------   -------------
   Wynn Resorts                                          (26,845)  $      (2,184)
                                                                   -------------
                                                                         (41,738)
                                                                   -------------
CONSUMER STAPLES -- (0.3)%
   Clorox                                                   (257)            (14)
   Dr Pepper Snapple Group*                              (51,724)         (1,085)
   Estee Lauder, Cl A                                     (5,600)           (260)
   Hansen Natural*                                       (12,565)           (362)
   Hershey                                               (13,395)           (439)
   Lorillard*                                            (10,025)           (693)
   PepsiCo                                                (9,390)           (604)
   Smithfield Foods*                                      (9,300)           (185)
   Whole Foods Market                                    (19,606)           (465)
                                                                   -------------
                                                                          (4,107)
                                                                   -------------
ENERGY -- (2.1)%
   Baker Hughes                                           (2,900)           (253)
   BJ Services                                           (33,500)         (1,070)
   Cabot Oil & Gas                                       (33,800)         (2,289)
   Cameco                                                (31,300)         (1,342)
   Continental Resources*                                (45,330)         (3,142)
   Delta Petroleum*                                      (73,300)         (1,871)
   Diamond Offshore Drilling                              (4,483)           (624)
   Enbridge                                              (46,200)         (1,995)
   Forest Oil*                                            (2,900)           (216)
   Foundation Coal Holdings                              (11,700)         (1,036)
   Frontier Oil                                           (5,600)           (134)
   Global Industries*                                     (5,500)            (99)
   Goodrich Petroleum*                                   (23,100)         (1,916)
   Holly                                                 (17,900)           (661)
   Overseas Shipholding Group                             (3,703)           (294)
   Peabody Energy                                        (20,800)         (1,831)
   Plains Exploration & Production*                      (17,600)         (1,284)
   Range Resources                                       (40,000)         (2,622)
   Rowan                                                  (3,600)           (168)
   Teekay Shipping                                       (53,179)         (2,403)
   TransCanada                                           (55,100)         (2,136)
   Transocean                                             (3,800)           (579)
   Unit*                                                 (12,519)         (1,039)
   Weatherford International*                            (16,800)           (833)
                                                                   -------------
                                                                         (29,837)
                                                                   -------------
FINANCIALS -- (2.7)%
   AMB Property+                                          (3,400)           (171)
   Arthur J. Gallagher                                    (6,400)           (154)
   Assured Guaranty                                      (54,700)           (984)
   Astoria Financial                                         (35)             (1)
   AvalonBay Communities+                                (11,300)         (1,008)
   Bancorpsouth                                           (2,600)            (45)
   Brandywine Realty Trust+                              (39,215)           (618)
   CapitalSource+                                        (76,074)           (843)
   Capitol Federal Financial                             (44,500)         (1,674)
   CBL & Associates Properties+                          (35,213)           (804)
   Commerce Bancshares                                    (3,800)           (151)
   Conseco*                                              (42,187)           (418)
   Fannie Mae                                            (88,900)         (1,735)
   Federal Realty Investment Trust+                       (4,900)           (338)
   Fidelity National Financial, Cl A                     (84,616)         (1,066)
   First American                                        (23,300)           (615)
   First Horizon National                               (147,621)         (1,097)
   Freddie Mac                                           (83,161)         (1,364)
   General Growth Properties+                            (14,434)           (506)
   Guaranty Financial Group*                             (15,565)            (84)
   Jefferies Group                                      (178,291)         (2,999)

                                                                    Market Value
Description                                              Shares    ($ Thousands)
-----------------------------------------------------   --------   -------------
   Lehman Brothers Holdings                              (31,262)  $        (619)
   Leucadia National                                     (65,424)         (3,071)
   Markel*                                                  (600)           (220)
   MBIA                                                  (90,849)           (399)
   Mercury General                                        (4,025)           (188)
   Merrill Lynch                                        (124,665)         (3,953)
   MF Global*                                            (13,267)            (84)
   MGIC Investment                                        (9,989)            (61)
   Morgan Stanley                                         (8,497)           (306)
   Plum Creek Timber+                                    (10,400)           (444)
   PMI Group                                             (90,951)           (177)
   Progressive                                           (20,100)           (376)
   SL Green Realty+                                       (7,300)           (604)
   SLM*                                                  (93,701)         (1,813)
   Sovereign Bancorp                                    (176,422)         (1,299)
   UDR+                                                  (40,552)           (908)
   Valley National Bancorp                               (80,800)         (1,274)
   Ventas+                                               (74,359)         (3,166)
   Washington Mutual                                    (423,591)         (2,088)
   XL Capital, Cl A                                      (43,060)           (885)
                                                                   -------------
                                                                         (38,610)
                                                                   -------------
HEALTH CARE -- (1.7)%
   Advanced Medical Optics*                              (10,800)           (202)
   Barr Pharmaceuticals*                                  (5,212)           (235)
   Brookdale Senior Living                               (67,568)         (1,376)
   Celgene*                                               (9,100)           (581)
   Cephalon*                                             (23,762)         (1,585)
   Cooper                                                (21,069)           (783)
   Gen-Probe*                                             (3,667)           (174)
   Henry Schein*                                         (15,800)           (815)
   Hill-Rom Holdings                                      (3,860)           (104)
   ImClone Systems*                                      (33,212)         (1,344)
   Intuitive Surgical*                                      (695)           (187)
   Invitrogen*                                            (7,800)           (306)
   LifePoint Hospitals*                                  (54,485)         (1,542)
   Lincare Holdings*                                     (30,714)           (872)
   Millipore*                                             (7,900)           (536)
   Mylan Laboratories                                   (291,615)         (3,520)
   Omnicare                                              (37,948)           (995)
   Resmed*                                               (31,300)         (1,119)
   Schering-Plough                                       (30,900)           (608)
   Tenet Healthcare*                                    (373,900)         (2,079)
   Varian Medical Systems*                               (13,600)           (705)
   VCA Antech*                                           (57,400)         (1,595)
   Vertex Pharmaceuticals*                               (82,700)         (2,768)
   Waters*                                                (1,695)           (109)
                                                                   -------------
                                                                         (24,140)
                                                                   -------------
INDUSTRIALS -- (1.4)%
   Aircastle                                             (12,832)           (108)
   Alliant Techsystems*                                  (13,833)         (1,407)
   AMR*                                                 (267,480)         (1,369)
   Continental Airlines, Cl B*                           (99,042)         (1,001)
   Copa Holdings, Cl A                                   (10,738)           (302)
   Copart*                                               (15,935)           (682)
   Corporate Executive Board                             (20,931)           (880)
   Covanta Holding*                                         (460)            (12)
   Delta Air Lines*                                     (213,407)         (1,216)
   Dun & Bradstreet                                       (6,992)           (613)
   Expeditors International of Washington                (13,600)           (585)
   Foster Wheeler*                                        (1,730)           (127)
   FTI Consulting*                                          (886)            (62)
   General Cable*                                        (19,800)         (1,205)

              SEI Institutional Managed Trust / Quarterly Report / June 30, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Diversified Alpha Fund
June 30, 2008

                                                                    Market Value
Description                                              Shares    ($ Thousands)
-----------------------------------------------------   --------   -------------
   IHS, Cl A*                                            (13,900)  $        (967)
   Kennametal                                            (36,000)         (1,172)
   MSC Industrial Direct, Cl A                           (17,650)           (779)
   Pall                                                  (14,700)           (583)
   Pitney Bowes                                          (49,676)         (1,694)
   Quanta Services*                                      (54,100)         (1,800)
   Ritchie Bros Auctioneers                              (32,100)           (871)
   Shaw Group*                                           (15,000)           (927)
   Southwest Airlines                                    (19,000)           (248)
   Stericycle*                                            (8,433)           (436)
   Teleflex                                                  (43)             (2)
   URS*                                                  (28,500)         (1,196)
   UTI Worldwide                                         (47,700)           (952)
                                                                   -------------
                                                                         (21,196)
                                                                   -------------
INFORMATION TECHNOLOGY -- (2.4)%
   Advanced Micro Devices*                               (22,023)           (128)
   Alliance Data Systems*                                 (9,676)           (547)
   Amphenol, Cl A                                        (34,600)         (1,553)
   Applied Materials                                     (39,200)           (748)
   Autodesk*                                             (20,800)           (703)
   AVX                                                    (6,400)            (73)
   Cognizant Technology Solutions, Cl A*                 (12,900)           (419)
   CommScope*                                            (33,500)         (1,768)
   Cypress Semiconductor*                               (122,100)         (3,022)
   Dolby Laboratories, Cl A*                             (10,744)           (433)
   DST Systems*                                          (29,100)         (1,602)
   EchoStar, Cl A*                                       (20,800)           (649)
   Equinix*                                              (21,600)         (1,927)
   F5 Networks*                                          (15,480)           (440)
   Fair Isaac                                            (31,471)           (654)
   Fidelity National Information Services                (27,000)           (997)
   Fiserv*                                               (21,052)           (956)
   International Rectifier*                              (10,802)           (207)
   Kla-Tencor                                            (25,900)         (1,054)
   Lam Research*                                         (79,499)         (2,874)
   Linear Technology                                     (76,797)         (2,501)
   MEMC Electronic Materials*                               (431)            (27)
   Micron Technology*                                   (159,400)           (956)
   Molex                                                 (32,400)           (791)
   Motorola                                              (23,600)           (173)
   NeuStar, Cl A*                                        (25,800)           (556)
   Novell*                                               (31,800)           (187)
   Novellus Systems*                                     (62,400)         (1,322)
   Paychex                                                (7,803)           (244)
   Rambus*                                              (134,942)         (2,573)
   Red Hat*                                              (62,500)         (1,293)
   Salesforce.com*                                       (19,700)         (1,344)
   Seagate Technology                                     (9,039)           (173)
   Tellabs*                                              (26,400)           (123)
   Varian Semiconductor Equipment Associates*             (2,300)            (80)
   VeriFone Holdings*                                    (20,833)           (249)
   VeriSign*                                              (5,200)           (197)
   Western Digital*                                       (4,505)           (156)
   Zebra Technologies, Cl A*                             (32,922)         (1,075)
                                                                   -------------
                                                                         (34,774)
                                                                   -------------
MATERIALS -- (0.7)%
   Albemarle                                              (7,200)           (287)
   Allegheny Technologies                                 (7,600)           (451)
   Century Aluminum*                                     (18,200)         (1,210)
   Cleveland-Cliffs                                       (3,220)           (384)
   Eagle Materials                                       (37,333)           (946)

                                                                    Market Value
Description                                              Shares    ($ Thousands)
-----------------------------------------------------   --------   -------------
   Ivanhoe Mines*                                       (155,100)  $      (1,692)
   Louisiana-Pacific                                    (152,896)         (1,298)
   Packaging Corp of America                             (25,931)           (558)
   Sealed Air                                             (3,000)            (57)
   Silver Standard Resources*                            (31,800)           (911)
   Southern Copper                                        (1,570)           (167)
   Temple-Inland                                         (51,937)           (585)
   Titanium Metals                                       (19,000)           (266)
   Weyerhaeuser                                          (30,563)         (1,563)
                                                                   -------------
                                                                         (10,375)
                                                                   -------------
TELECOMMUNICATION SERVICES -- (0.3)%
   Citizens Communications                               (74,992)           (851)
   Embarq                                                 (2,038)            (96)
   MetroPCS Communications*                              (44,800)           (793)
   NII Holdings*                                         (42,200)         (2,004)
   Windstream                                            (33,492)           (413)
                                                                   -------------
                                                                          (4,157)
                                                                   -------------
UTILITIES -- (0.2)%
   Allegheny Energy                                       (2,100)           (105)
   Equitable Resources                                   (19,000)         (1,312)
   Mirant*                                               (29,900)         (1,171)
   Wisconsin Energy                                      (15,900)           (719)
                                                                   -------------
                                                                          (3,307)
                                                                   -------------
Total Common Stock Sold Short
   (Proceeds $(240,335)) ($ Thousands)                                  (212,241)
                                                                   -------------

     Percentages are based on Net Assets of $1,443,184 ($ Thousands).

*    Non-income producing security.

**   Rate shown is the 7-day effective yield as of June 30, 2008.

(A) All or a portion of this security has been pledged as collateral for securities sold short. The total value of collateral for securities sold short at June 30, 2008 was $645,170 ($ Thousands).

(B) Variable Rate Security -- The rate reported on the Schedule of Investments is the rate in effect as of June 30, 2008.

(C) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may not be sold to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(D) Step Bonds -- The rate reflected on the Schedule of Investments is the effective yield on June 30, 2008. The coupon on a step bond changes on a specified date.

(E) Zero Coupon Bond -- The rate reported on the Schedule of Investments is the effective yield at time of purchase.

(F) Security or portion thereof, has been pledged as collateral on open futures contracts.

+    Real Estate Investment Trust.

++   Investment in Affiliated Security.

ABS   -- Asset-Based Security
ARM   -- Adjustable Rate Mortgage
Cl    -- Class
CMO   -- Collateralized Mortgage Obligation
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA  -- Federal National Mortgage Association
GNMA  -- Government National Mortgage Association
IO    -- Interest Only
LLC -- Limited Liability Company
NIM -- Net Interest Margin
Ser -- Series
STRIPS -- Separately Traded Registered Interest and Principal Securities TBA -- To Be Announced

              SEI Institutional Managed Trust / Quarterly Report / June 30, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Diversified Alpha Fund
June 30, 2008

@ At June 30, 2008, the tax basis cost of the Fund's investments was $1,802,680 ($ Thousands), and the unrealized appreciation and depreciation were $115,106 ($ Thousands) and ($178,091) ($ Thousands), respectively.

     For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

A summary of the open futures contracts held by the Fund at June 30, 2008, is as follows:

                                                                    UNREALIZED
                                       NUMBER OF                   APPRECIATION
TYPE OF                                CONTRACTS     EXPIRATION   (DEPRECIATION)
CONTRACT                              LONG SHORTS       DATE      ($ THOUSANDS)
--------                             -------------   ----------   --------------
90-Day Euro$                              (6)        Dec-2008       $      1
90-Day Euro$                               4         Dec-2009            (14)
90-Day Euro$                              (9)        Dec-2011             (1)
90-Day Euro$                              75         Sept-2008            70
90-Day Euro$                             110         Sept-2009           (28)
90-Day Euro$                              (3)        Sept-2011             2
90-Day Euro$                              (4)        Sept-2012             1
90-Day Euro$                             153         June-2009           108
90-Day Euro$                            (119)        June-2010          (174)
90-Day Euro$                              (5)        June-2011             2
90-Day Euro$                              (4)        June-2012             1
90-Day Euro$                              55         Mar-2009           (135)
90-Day Euro$                             (20)        Mar-2010            (32)
90-Day Euro$                             (18)        Mar-2011            (14)
90-Day Euro$                              (9)        Mar-2012             (2)
10-Year Swap                            (209)        Sept-2008             2
Federal Fund 30-Day Index                (12)        Oct-2008              5
S&P 500 Composite Index                  768         Sept-2008       (15,664)
U.S. 2-Year Note                         241         Oct-2008            (24)
U.S. 5-Year Note                         110         Sept-2008             1
U.S. 10-Year Note                       (207)        Sept-2008          (303)
U.S. Long Treasury Bond                  (24)        Sept-2008             9
                                                                    --------
                                                                    $(16,189)
                                                                    ========

A summary of outstanding swap agreements held by the Fund at June 30, 2008, is as follows:

                                              TOTAL RETURN SWAPS
--------------------------------------------------------------------------------------------------------------
                                                                                                       NET
                                                                                      NOTIONAL     UNREALIZED
                    REFERENCE                                         TERMINATION      AMOUNT     DEPRECIATION
COUNTERPARTY   ENTITY/OBLIGATION     FUND PAYS       FUND RECEIVES        DATE      (THOUSANDS)   ($THOUSANDS)
------------   -----------------   -------------   ----------------   -----------   -----------   ------------
Wachovia       BAS AAA 10YR CMBS   Negative        Initial Index        07/31/08       15,000       $  (539)
               Daily Index         Spread Return   Spread Minus 65
                                                   bp
Bank Of        BAS AAA 10YR CMBS   Negative        Initial Index        07/31/08       20,000          (719)
America        Daily Index         Spread Return   Spread Minus 35
                                                   bp
Bank Of        BAS AAA 10YR CMBS   Negative        Initial Index        09/30/08        5,000          (180)
America        Daily Index         Spread Return   Spread Plus 0 bp
Bank Of        BAS AAA 10YR CMBS   Negative        Initial Index        10/31/08       18,000          (647)
America        Daily Index         Spread Return   Spread Minus 10
                                                   bp
J.P. Morgan    BAS AAA 10YR CMBS   Negative        Initial Index        10/31/08       12,000          (432)
               Daily Index         Spread Return   Spread Minus 70
                                                   bp
Merrill        S&P 500 Total       3-Month Libor   Price Return         12/25/08       24,377          (701)
Lynch          Return Index        Minus 11 bp
                                                                                                    -------
                                                                                                    $(3,218)
                                                                                                    =======

                                                 CREDIT DEFAULT SWAPS
----------------------------------------------------------------------------------------------------------------------
                                                                                                             NET
                                                                                                         UNREALIZED
                                                                 (PAYS)/                   NOTIONAL     APPRECIATION
                                                    BUY/SELL    RECEIVES   TERMINATION      AMOUNT      (DEPRECIATION)
COUNTERPARTY      REFERENCE ENTITY/OBLIGATION      PROTECTION     RATE        DATE       (THOUSANDS)     ($THOUSANDS)
------------      ------------------------------   ----------   --------   -----------   -----------   ---------------
Bank Of America   Alcan Inc., 4.875%, 09/15/2012   Buy           (0.35)%    12/20/13           750          $160
Bank Of America   Alcan Inc., 4.875%, 09/15/2012   Buy           (0.32)     03/20/14           650             1
Goldman           Anheuser-Busch Inc.,
                  10/01/2010                       Buy            1.08      09/20/13           750            --
Barclays          Anheuser-Busch Inc.,
                  10/01/2010                       Buy            1.08      09/20/13           750             3
Bank Of America   Autozone Inc., 5.875%,
                  10/15/2020                       Buy           (0.44)     12/20/11           750           (14)
J.P. Morgan       Autozone Inc., 5.875%,
                  10/15/2020                       Buy           (0.46)     12/20/11           750             3
Bank Of America   Black & Decker Corp., 7.125%,
                  06/01/2011                       Buy           (0.55)     12/20/11           750            17
J.P. Morgan       Black & Decker Corp., 7.125%,
                  06/01/2011                       Buy           (0.55)     12/20/11           750             3
Goldman Sachs     Borgwarner Inc., 6.500%,
                  02/15/2009                       Buy           (0.66)     03/20/13         1,250             1
Goldman Sachs     Borgwarner Inc., 6.500%,
                  02/15/2009                       Buy           (0.80)     03/20/13         1,000            59

              SEI Institutional Managed Trust / Quarterly Report / June 30, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Diversified Alpha Fund
June 30, 2008

                                                                                                             NET
                                                                                                         UNREALIZED
                                                                 (PAYS)/                   NOTIONAL     APPRECIATION
                                                    BUY/SELL    RECEIVES   TERMINATION      AMOUNT      (DEPRECIATION)
COUNTERPARTY      REFERENCE ENTITY/OBLIGATION      PROTECTION     RATE        DATE       (THOUSANDS)     ($THOUSANDS)
------------      ------------------------------   ----------   --------   -----------   -----------   ---------------
Bank Of           Campbell Soup Co.,.,
America           4.875, 10/01/2013                Buy           (0.20)%     06/20/14        1,150           $  8
J.P. Morgan       Carnival Corp., 6.650%,
                  1/15/2028                        Buy           (0.22)      06/20/12          650             14
Bank Of
America           Cdbalz__0913L0                   Buy            0.81       09/20/13          500             13
Goldman Sachs     CDX.NA.IG 9 Index                Buy           (0.60)      12/20/12        5,000              8
Goldman Sachs     Centurytel Inc., 6.000%
                  04/01/2017                       Buy           (1.10)      03/20/13        1,250              8
J.P. Morgan       CMBX.NA.A 2 Index                Buy           (0.25)      03/15/49        1,000             35
Goldman Sachs     CMBX.NA.A 3 Index                Buy           (0.62)      12/25/49        1,000              7
Bank Of           Computer Science Corp.,
America           5.000%, 02/15/2013               Buy            0.65       06/20/13        1,500             15
Bank Of           Darden Restaurants Inc.,
America           7.125%, 02/01/2016               Buy           (0.45)      12/20/11          750             10
Merrill Lynch     Donnelley (R.R. & Sons,
                  4.950%, 04/01/2014               Buy           (0.69)      12/20/11          750              4
Merrill Lynch     Dow Chemical Inc., 6.000%,
                  10/01/2012                       Buy           (0.25)      12/20/13          750              9
J.P. Morgan       Dow Chemical Inc., 6.000%,
                  10/01/2012                       Buy           (0.26)      12/20/13          750              8
J.P. Morgan       Gap Inc., 8.800%,
                  12/15/2008                       Buy           (1.18)      12/20/11          750             14
Bank Of           Gap Inc., 8.800%,
America           12/15/2008                       Buy           (1.18)      12/20/11          750             51
J.P. Morgan       Hasbro Inc., 2.750%,
                  12/01/2021                       Buy           (0.39)      12/20/11          750             22
Bank Of           Johnson Controls Inc.,
America           7.125%, 07/15/2017               Buy           (0.39)      12/20/13          750             23
Bank Of           Johnson Controls Inc.,
America           7.125%, 07/15/2017               Buy           (0.39)      12/20/13          750             46
J.P. Morgan       Jones Apparel Group,
                  5.125%, 11/15/2014               Buy           (0.77)      12/20/11          750             19
Merrill Lynch     Kroger Co. 5.500%,
                  02/01/2013                       Buy           (0.64)      03/20/13        1,500             16
Bank Of           Lowes Companies Inc.,
America           8.250%, 06/01/2010               Buy           (0.95)      03/20/13        1,000             10
Merrill Lynch     Lowes Companies Inc.,
                  8.250%, 06/01/2010               Buy           (0.13)      12/20/11          750             32
Bank Of           Lowes Companies Inc.,
America           8.250%, 06/01/2010               Buy            0.60       09/20/13        1,250             16
Merrill Lynch     Lubrizol Corp., 7.250%,
                  06/15/2025                       Buy           (0.45)      12/20/11          750              3
J.P. Morgan       Lubrizol Corp., 7.250%,
                  06/15/2025                       Buy           (0.45)      12/20/11          750             59
Bank Of           Masco Corp., 5.875%,
America           07/15/2012                       Buy           (0.73)      12/20/13          750            339
Merrill Lynch     MDC Holdings Inc., 5.500%,
                  05/15/2013                       Buy           (0.90)      12/20/11          750             25
Bank Of           Meadwestavaco Corp.,
America           6.850%, 04/01/2012               Buy           (0.48)      12/20/11          750            211
Bank Of           MGIC Investment Corp.,
America           6.000%, 11/01/2015               Buy           (0.35)      12/20/13          750            251
J.P. Morgan       MGIC Investment Corp.,
                  6.000%, 11/01/2015               Buy           (0.35)      12/20/13          750             11
J.P. Morgan       Nordstrom Inc., 6.950%,
                  03/15/2028                       Buy           (0.28)      12/20/13          750              2
Merrill Lynch     Nordstrom Inc., 6.950%,
                  03/15/2028                       Buy           (0.28)      12/20/13          750            366
Bank Of           Nucor Corp., 4.875%,
America           10/01/2012                       Buy           (0.22)      12/20/11          750            250
J.P. Morgan       Nucor Corp., 4.875%,
                  10/01/2012                       Buy           (0.22)      12/20/11          750            191
Bank Of           Pitney Bowes Inc., 4.625%,
America           10/01/2012                       Buy           (0.14)      12/20/11        1,500             13
J.P. Morgan       PMI Group Inc., 6.000%,
                  09/15/2016                       Buy           (0.35)      12/20/13          750             22
Bank Of           PMI Group Inc., 6.000%,
America           09/15/2016                       Buy           (0.35)      12/20/13          750             41
J.P. Morgan       PPG Industries Inc.,
                  7.050%, 08/15/2009               Buy           (0.20)      12/20/11          750             12
J.P. Morgan       Radian Group Inc., 7.750%,
                  06/01/2011                       Buy           (0.39)      12/20/13          750             13

              SEI Institutional Managed Trust / Quarterly Report / June 30, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Diversified Alpha Fund
June 30, 2008

                                                                                                             NET
                                                                                                         UNREALIZED
                                                                 (PAYS)/                   NOTIONAL     APPRECIATION
                                                    BUY/SELL    RECEIVES   TERMINATION      AMOUNT      (DEPRECIATION)
COUNTERPARTY      REFERENCE ENTITY/OBLIGATION      PROTECTION     RATE        DATE       (THOUSANDS)     ($THOUSANDS)
------------      ------------------------------   ----------   --------   -----------   -----------   ---------------
Bank Of           Radian Group Inc., 7.750%,
America           06/01/2011                       Buy           (0.35)%     12/20/13         750         $   26
Bank Of           Safeway Inc. 5.800%,
America           08/15/2012                       Buy           (0.59)      03/20/13       1,250              8
J.P. MORGAN       Safeway Inc. 5.800%,
                  08/15/2012                       Buy           (0.64)      03/20/13       1,250            130
Merrill Lynch     Southwest Airlines Co,
                  6.50%, 03/01/2012                Buy           (0.27)      12/20/11         750             39
J.P. Morgan       Southwest Airlines Co,
                  6.50%, 03/01/2012                Buy           (0.27)      12/20/11         750              3
Bank Of           Southwest Airlines Co.,
America           5.250%, 10/01/2014               Buy           (1.40)      06/20/13         750              2
Bank Of           The Limited Inc., 6.125%,
America           12/01/2012                       Buy           (0.48)      12/20/11         750             (4)
Bank Of           TJX Companies Inc.,
America           7.450%, 12/15/2009               Buy           (0.19)      12/20/11         750             34
J.P. Morgan       Washington Mutual Co.,
                  5.250%, 09/15/2017               Buy           (0.32)      03/20/12         700             10
Bank Of           Weyerhaeuser Company,
America           6.750%, 03/15/2012               Buy           (0.45)      12/20/11         350             (2)
Merrill Lynch     Weyerhaeuser Company,
                  6.750%, 03/15/2012               Buy           (0.45)      03/20/12         750             --
J.P. Morgan       Whirlpool Corp., 7.750%,
                  07/15/2016                       Buy           (0.39)      12/20/11         750            (16)
Goldman Sachs     Whirlpool Corp., 7.750%,
                  07/15/2016                       Buy            1.02       09/20/13       1,000             17
                                                                                                          ------
                                                                                                          $2,677
                                                                                                          ======

              SEI Institutional Managed Trust / Quarterly Report / June 30, 2008

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the Registrant's disclosure controls and procedures within 90 days of the filing date of this report. Based on their evaluation, the certifying officers have concluded that the Registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the Registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the Registrant's internal control over financial reporting that occurred during the Registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), is filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                 SEI Asset Allocation Trust


By (Signature and Title)                     /s/ Robert A. Nesher
                                             ---------------------------------
                                             Robert A. Nesher, President & CEO


Date August 29, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By (Signature and Title)                     /s/ Robert A. Nesher
                                             ---------------------------------
                                             Robert A. Nesher, President & CEO


Date August 29, 2008

By (Signature and Title)                     /s/ Stephen F. Panner
                                             ---------------------------------
                                             Stephen F. Panner, Controller & CFO


Date August 29, 2008